UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2020

Annual Report

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Management Summary
5	Portfolio Summary
6	Investment Portfolio
27	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm
37	Information About Your Fund’s Expenses
38	Tax Information
38	Proxy Voting
39	Advisory Agreement Board Considerations and Fee Evaluation
42	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Index VIP

Performance Summary	December 31, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.53% and 0.81% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,943	$13,276	$18,370	$28,279
	Average annual total return	19.43%	9.91%	12.93%	10.95%
Russell 2000 Index	Growth of $10,000	$11,996	$13,400	$18,636	$28,920
	Average annual total return	19.96%	10.25%	13.26%	11.20%

DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,909	$13,172	$18,131	$27,563
	Average annual total return	19.09%	9.62%	12.64%	10.67%
Russell 2000 Index	Growth of $10,000	$11,996	$13,400	$18,636	$28,920
	Average annual total return	19.96%	10.25%	13.26%	11.20%

The growth of $10,000 is cumulative.

DWS Small Cap Index VIP	|	3

Management Summary	December 31, 2020 (Unaudited)

For the 12 months ended December 31, 2020, the Fund returned 19.43% (Class A shares, unadjusted for contract charges), compared with the 19.96% return of the Russell 2000® Index.

Following solid performance at the start of 2020, stocks suffered some of their sharpest short-term declines in history during February and March as the consequences of the spread of the novel coronavirus and the subsequent lockdowns and economic fallout became apparent. However, due to the swift and substantial monetary and fiscal response of the U.S. Federal Reserve (Fed) and Congress, markets quickly bounced back, leading to a strong year for equities. In mid-March, the Fed reduced short-term interest rates to 0.00%-0.25%, and repeatedly declared that the federal funds rate would be maintained near zero for the foreseeable future. Also in March, Congress’ $2 trillion dollar fiscal package helped to keep businesses, states and cities, individuals and financial markets largely afloat during the majority of the year, but by the fall it became clear that additional stimulus was needed. The economic and market sectors most affected by the outbreak of COVID-19 such as airlines, tourism and entertainment remained depressed through year end. Market performance diverged dramatically over the 12-month period as the biotechnology sub-sector soared, spurred by market speculation and economic stimulus. Consumer discretionary and information technology stocks also were top performers during the period. In an encouraging development, positive investor sentiment from March through year end was undeterred by a wave of adverse headlines, including a second wave of COVID-19 infections globally; worries over protracted Brexit negotiations; substantial political uncertainty in the United States; and the long wait for additional U.S. fiscal stimulus during the fourth quarter.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as “optimization.” This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index. Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

Terms to Know

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee (FOMC) at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

4	|	DWS Small Cap Index VIP

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/20	12/31/19
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
Rights	0%	0%
Warrants	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights and Warrants)	12/31/20	12/31/19
Health Care	21%	18%
Financials	16%	18%
Industrials	16%	16%
Information Technology	14%	13%
Consumer Discretionary	13%	11%
Real Estate	6%	8%
Materials	4%	4%
Consumer Staples	3%	3%
Utilities	3%	4%
Communication Services	2%	2%
Energy	2%	3%
	100%	100%

Ten Largest Equity Holdings (4.0% of Net Assets)		Percent
1	Penn National Gaming, Inc.	0.5%
	Owner and manager of gaming and racing facilities
2	Caesars Entertainment, Inc.	0.5%
	Owns and operates gaming facilities
3	Plug Power, Inc.	0.5%
	Provider of alternative energy technology that focused on development of hydrogen fuel cell systems
4	Sunrun, Inc.	0.4%
	Provider of solar energy solutions
5	Mirati Therapeutics, Inc.	0.4%
	Operates as a biopharmaceutical company
6	Darling Ingredients, Inc.	0.4%
	Producer of sustainable natural ingredients from edible and inedible-nutrients
7	Ultragenyx Pharmaceutical, Inc.	0.4%
	Provider of biotechnology services
8	Deckers Outdoor Corp.	0.3%
	Designs and markets function-oriented footwear and apparel
9	II-VI, Inc.	0.3%
	Manufacturer of electro-optical components, infrared missile guidance and nuclear radiation detection
10	Arrowhead Pharmaceuticals, Inc.	0.3%
	Operates as a biotechnology company

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 6.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

DWS Small Cap Index VIP	|	5

Investment Portfolio	as of December 31, 2020

	Shares	Value ($)
Common Stocks 99.4%
Communication Services 2.3%

Diversified Telecommunication Services 0.7%

Alaska Communications Systems Group, Inc.	8,698	32,096

Anterix, Inc.*	1,751	65,838

ATN International, Inc.	1,817	75,878

Bandwidth, Inc. “A”*	3,275	503,269

Cincinnati Bell, Inc.*	8,718	133,211

Cogent Communications Holdings, Inc.	7,200	431,064

Consolidated Communications Holdings, Inc.*	12,394	60,607

IDT Corp. “B”*	3,116	38,514

Iridium Communications, Inc.*	19,904	782,725

Liberty Latin America Ltd. “A”*	8,078	89,908

Liberty Latin America Ltd. “C”*	26,045	288,839

Ooma, Inc.*	3,608	51,955

Orbcomm, Inc.*	12,899	95,710

Vonage Holdings Corp.*	39,742	511,678

		3,161,292

Entertainment 0.3%

AMC Entertainment Holdings, Inc. “A” (a)	12,659	26,837

Cinemark Holdings, Inc. (a)	18,056	314,355

Eros STX Global Corp* (a)	26,261	47,795

Gaia, Inc.*	2,099	20,738

Glu Mobile, Inc.*	24,816	223,592

IMAX Corp.*	8,631	155,531

Liberty Media Corp.-Liberty Braves “A”*	1,773	44,094

Liberty Media Corp.-Liberty Braves “C”* (a)	6,072	151,071

LiveXLive Media, Inc.*	7,885	25,863

Marcus Corp.	3,616	48,744

		1,058,620

Interactive Media & Services 0.4%

Cargurus, Inc.*	14,949	474,332

Cars.com, Inc.*	11,167	126,187

DHI Group, Inc.*	8,677	19,263

Eventbrite, Inc. “A”* (a)	10,825	195,933

EverQuote, Inc. “A”*	2,442	91,209

Liberty TripAdvisor Holdings, Inc. “A”*	13,010	56,463

MediaAlpha, Inc. “A”*	1,753	68,490

QuinStreet, Inc.*	8,223	176,301

TrueCar, Inc.*	16,566	69,577

Yelp, Inc.*	12,114	395,764

		1,673,519

Media 0.8%

AMC Networks, Inc. “A”* (a)	4,709	168,441

Boston Omaha Corp. “A”*	2,173	60,083

Cardlytics, Inc.*	4,453	635,755

comScore, Inc.*	10,039	24,997

Daily Journal Corp.* (a)	205	82,820

Emerald Holding, Inc.	4,554	24,683

Entercom Communications Corp. “A”	20,061	49,551

	Shares	Value ($)

Entravision Communications Corp. “A”	10,318	28,374

Fluent, Inc.*	7,895	41,922

Gannett Co., Inc.*	21,472	72,146

Gray Television, Inc.*	14,710	263,162

Hemisphere Media Group, Inc.*	2,832	29,340

iHeartMedia, Inc. “A”*	10,409	135,109

Loral Space & Communications, Inc.	2,178	45,716

Meredith Corp.	6,915	132,768

MSG Networks, Inc. “A”*	4,831	71,209

National CineMedia, Inc.	10,791	40,143

Saga Communications, Inc. “A”	704	16,910

Scholastic Corp.	4,788	119,700

Sinclair Broadcast Group, Inc. “A”	7,396	235,563

TechTarget, Inc.*	4,047	239,218

TEGNA, Inc.	37,037	516,666

The E.W. Scripps Co. “A”	9,760	149,230

Tribune Publishing Co.	2,716	37,209

WideOpenWest, Inc.*	9,219	98,367

		3,319,082

Wireless Telecommunication Services 0.1%

Boingo Wireless, Inc.*	7,615	96,863

Gogo, Inc.* (a)	9,006	86,728

Shenandoah Telecommunications Co.	8,267	357,547

Spok Holdings, Inc.	2,968	33,034

		574,172

Consumer Discretionary 13.0%
Auto Components 1.4%

Adient PLC*	14,960	520,159

American Axle & Manufacturing Holdings, Inc.*	19,555	163,089

Cooper Tire & Rubber Co.	8,473	343,157

Cooper-Standard Holdings, Inc.*	2,920	101,236

Dana, Inc.	24,753	483,179

Dorman Products, Inc.*	4,531	393,381

Fox Factory Holding Corp.*	7,043	744,516

Gentherm, Inc.*	5,562	362,754

Goodyear Tire & Rubber Co.	39,608	432,123

LCI Industries	4,162	539,728

Modine Manufacturing Co.*	8,449	106,120

Motorcar Parts of America, Inc.*	3,305	64,844

Patrick Industries, Inc.	3,745	255,971

Standard Motor Products, Inc.	3,659	148,043

Stoneridge, Inc.*	4,535	137,093

Tenneco, Inc. “A”*	8,519	90,301

Visteon Corp.*	4,745	595,592

Workhorse Group, Inc.* (a)	16,021	316,895

Xpel, Inc.*	2,855	147,204

		5,945,385

Automobiles 0.1%
Winnebago Industries, Inc.	5,234	313,726

Distributors 0.1%

Core-Mark Holding Co., Inc.	7,577	222,537

Funko, Inc. “A”* (a)	4,377	45,433

Greenlane Holdings, Inc. “A”*	2,508	9,932

Weyco Group, Inc.	960	15,206

		293,108

The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Index VIP

	Shares	Value ($)

Diversified Consumer Services 0.6%

Adtalem Global Education, Inc.*	8,732	296,451

American Public Education, Inc.*	2,481	75,621

Aspen Group Inc/co*	3,697	41,148

Carriage Services, Inc.	2,832	88,698

Collectors Universe, Inc.	1,598	120,489

Franchise Group, Inc.	3,646	111,021

Houghton Mifflin Harcourt Co.* (a)	18,628	62,031

Laureate Education, Inc. “A”*	18,244	265,633

OneSpaWorld Holdings Ltd.	7,816	79,254

Perdoceo Education Corp.*	12,027	151,901

Regis Corp.*	4,169	38,313

Strategic Education, Inc.	4,138	394,476

Stride, Inc.*	7,154	151,879

Universal Technical Institute, Inc.*	5,358	34,613

Vivint Smart Home, Inc.*	13,182	273,526

WW International, Inc.*	7,889	192,492

		2,377,546

Hotels, Restaurants & Leisure 3.7%

Accel Entertainment, Inc.*	8,203	82,850

Bally’s Corp.	3,021	151,745

Biglari Holdings, Inc. “A”*	15	8,775

Biglari Holdings, Inc. “B”*	164	18,237

BJ’s Restaurants, Inc.	3,662	140,950

Bloomin’ Brands, Inc.	14,862	288,620

Bluegreen Vacations Corp.	993	7,884

Bluegreen Vacations Holding Co.	2,204	29,820

Boyd Gaming Corp.	13,781	591,481

Brinker International, Inc.	7,592	429,479

Caesars Entertainment, Inc.*	30,655	2,276,747

Carrols Restaurant Group, Inc.*	6,279	39,432

Century Casinos, Inc.*	4,779	30,538

Churchill Downs, Inc.	6,481	1,262,434

Chuy’s Holdings, Inc.*	3,303	87,496

Cracker Barrel Old Country Store, Inc.	4,015	529,659

Dave & Buster’s Entertainment, Inc.	7,542	226,411

Del Taco Restaurants, Inc.*	4,606	41,730

Denny’s Corp.*	10,323	151,542

Dine Brands Global, Inc.	2,703	156,774

El Pollo Loco Holdings, Inc.*	3,155	57,106

Everi Holdings, Inc.*	13,667	188,741

Fiesta Restaurant Group, Inc.*	3,393	38,680

Gan Ltd.*	4,047	82,073

Golden Entertainment, Inc.*	2,965	58,974

Hilton Grand Vacations, Inc.*	14,556	456,331

International Game Technology PLC	16,644	281,949

Jack in the Box, Inc.	3,870	359,136

Kura Sushi USA, Inc. “A”*	598	11,661

Lindblad Expeditions Holdings, Inc.*	4,558	78,033

Marriott Vacations Worldwide Corp.	6,863	941,741

Monarch Casino & Resort, Inc.*	2,199	134,623

Nathan’s Famous, Inc.	497	27,444

Noodles & Co.*	5,453	43,079

Papa John’s International, Inc.	5,553	471,172

Penn National Gaming, Inc.*	26,521	2,290,619

PlayAGS, Inc.*	4,708	33,898

RCI Hospitality Holdings, Inc. (a)	1,466	57,819

Red Robin Gourmet Burgers, Inc.*	2,426	46,652

Red Rock Resorts, Inc. “A”	11,116	278,345

	Shares	Value ($)

Ruth’s Hospitality Group, Inc.	5,428	96,238

Scientific Games Corp. “A”*	9,694	402,204

SeaWorld Entertainment, Inc.*	8,523	269,242

Shake Shack, Inc. “A”*	5,966	505,797

Target Hospitality Corp.*	4,513	7,131

Texas Roadhouse, Inc.	11,184	874,141

The Cheesecake Factory, Inc.	7,101	263,163

Wingstop, Inc.	5,040	668,052

		15,576,648

Household Durables 2.0%

Beazer Homes U.S.A., Inc.*	4,962	75,174

Casper Sleep, Inc.*	4,361	26,820

Cavco Industries, Inc.*	1,580	277,211

Century Communities, Inc.*	5,066	221,789

Ethan Allen Interiors, Inc.	3,631	73,383

GoPro, Inc. “A”*	20,555	170,195

Green Brick Partners, Inc.*	4,160	95,514

Hamilton Beach Brands Holding Co. “A”	1,206	21,117

Helen of Troy Ltd.*	4,295	954,306

Hooker Furniture Corp.	2,049	66,080

Installed Building Products, Inc.*	3,920	399,566

iRobot Corp.*	4,731	379,852

KB HOME	14,889	499,079

La-Z-Boy, Inc.	7,567	301,469

Legacy Housing Corp.*	1,436	21,698

LGI Homes, Inc.*	3,830	405,406

Lifetime Brands, Inc.	2,187	33,242

Lovesac Co.*	1,575	67,867

M.D.C. Holdings, Inc.	8,829	429,089

M/I Homes, Inc.*	4,833	214,054

Meritage Homes Corp.*	6,279	520,027

Purple Innovation, Inc.*	2,777	91,474

Skyline Champion Corp.*	8,911	275,706

Sonos, Inc.*	13,684	320,069

Taylor Morrison Home Corp.*	21,318	546,807

TopBuild Corp.*	5,625	1,035,450

TRI Pointe Group, Inc.*	21,230	366,218

Tupperware Brands Corp.*	8,298	268,772

Turtle Beach Corp.*	2,381	51,311

Universal Electronics, Inc.* (a)	2,189	114,835

VOXX International Corp.*	3,503	44,698

		8,368,278

Internet & Direct Marketing Retail 0.8%

1-800 FLOWERS.COM, Inc. “A”*	4,330	112,580

CarParts.com, Inc.* (a)	5,688	70,474

Duluth Holdings, Inc. “B”* (a)	1,836	19,388

Groupon, Inc.*	4,026	152,968

Lands’ End, Inc.*	1,999	43,118

Liquidity Services, Inc.*	4,921	78,293

Magnite, Inc.*	18,215	559,383

Overstock.com, Inc.* (a)	7,238	347,207

PetMed Express, Inc. (a)	3,406	109,196

Quotient Technology, Inc.*	14,950	140,829

RealReal, Inc.*	10,708	209,234

Shutterstock, Inc.	3,688	264,430

Stamps.com, Inc.*	2,888	566,597

Stitch Fix, Inc. “A”*	10,265	602,761

Waitr Holdings, Inc.*	14,195	39,462

		3,315,920

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	7

	Shares	Value ($)

Leisure Products 0.6%

Acushnet Holdings Corp.	5,728	232,213

American Outdoor Brands, Inc.*	2,303	39,220

Callaway Golf Co.	15,947	382,887

Clarus Corp.	4,358	67,113

Escalade, Inc.	1,819	38,508

Johnson Outdoors, Inc. “A”	912	102,719

Malibu Boats, Inc. “A”*	3,430	214,169

Marine Products Corp.	1,244	18,088

MasterCraft Boat Holdings, Inc.*	3,249	80,705

Nautilus, Inc.* (a)	5,123	92,931

Smith & Wesson Brands, Inc.	9,474	168,164

Sturm, Ruger & Co., Inc.	2,925	190,330

Vista Outdoor, Inc.*	10,110	240,214

YETI Holdings, Inc.*	13,604	931,466

		2,798,727

Multiline Retail 0.2%

Big Lots, Inc.	6,704	287,802

Dillard’s, Inc. “A” (a)	1,160	73,138

Macy’s, Inc.	53,520	602,100

		963,040

Specialty Retail 2.6%

Aaron’s Co., Inc.*	5,823	110,404

Abercrombie & Fitch Co. “A”	10,405	211,846

Academy Sports & Outdoors, Inc.* (a)	2,768	57,381

America’s Car-Mart, Inc.*	1,097	120,495

American Eagle Outfitters, Inc. (a)	25,875	519,311

Asbury Automotive Group, Inc.*	3,296	480,359

At Home Group, Inc.*	9,026	139,542

Bed Bath & Beyond, Inc. (a)	21,602	383,652

Boot Barn Holdings, Inc.*	4,757	206,264

Caleres, Inc.	5,837	91,349

Camping World Holdings, Inc. “A” (a)	5,509	143,509

Cato Corp. “A”	3,675	35,243

Chico’s FAS, Inc.	21,424	34,064

Citi Trends, Inc.	1,753	87,089

Conn’s, Inc.* (a)	3,031	35,432

Designer Brands, Inc. “A”	10,643	81,419

Envela Corp.*	1,440	7,488

Express, Inc.*	12,075	10,988

GameStop Corp. “A”* (a)	9,623	181,297

Genesco, Inc.*	2,548	76,669

Group 1 Automotive, Inc.	2,929	384,109

Growgeneration Corp.*	6,281	252,622

Guess?, Inc.	6,542	147,980

Haverty Furniture Companies, Inc.	2,641	73,076

Hibbett Sports, Inc.*	2,868	132,444

Lithia Motors, Inc. “A”	4,420	1,293,601

Lumber Liquidators Holdings, Inc.*	4,972	152,839

MarineMax, Inc.*	3,598	126,038

Monro, Inc.	5,598	298,373

Murphy USA, Inc.	4,572	598,338

National Vision Holdings, Inc.* (a)	13,646	618,027

Odp Corp.	8,739	256,053

OneWater Marine, Inc. “A”*	1,349	39,242

Rent-A-Center, Inc.	8,221	314,782

RH*	2,686	1,202,039

Sally Beauty Holdings, Inc.*	18,850	245,804

Shoe Carnival, Inc. (a)	1,604	62,845

Signet Jewelers Ltd.	8,776	239,322

	Shares	Value ($)

Sleep Number Corp.*	4,585	375,328

Sonic Automotive, Inc. “A”	3,871	149,305

Sportsman’s Warehouse Holdings, Inc.*	7,443	130,625

The Buckle, Inc.	5,045	147,314

The Children’s Place, Inc. (a)	2,474	123,947

The Container Store Group, Inc.*	3,348	31,940

The Michaels Companies, Inc.* (a)	12,477	162,326

Tilly’s, Inc. “A”	3,823	31,196

Urban Outfitters, Inc.*	11,746	300,698

Winmark Corp.	519	96,430

Zumiez, Inc.*	3,646	134,100

		11,134,544

Textiles, Apparel & Luxury Goods 0.9%

Crocs, Inc.*	11,323	709,499

Deckers Outdoor Corp.*	4,760	1,365,073

Fossil Group, Inc.*	8,253	71,553

G-III Apparel Group Ltd.*	7,661	181,872

Kontoor Brands, Inc.*	8,722	353,764

Lakeland Industries, Inc.*	1,339	36,488

Movado Group, Inc.	2,656	44,143

Oxford Industries, Inc.	2,853	186,900

Rocky Brands, Inc.	1,160	32,561

Steven Madden Ltd.	14,055	496,423

Superior Group of Company, Inc.	1,897	44,086

Unifi, Inc.*	2,446	43,392

Vera Bradley, Inc.*	3,753	29,874

Wolverine World Wide, Inc.	13,675	427,344

		4,022,972

Consumer Staples 3.2%
Beverages 0.3%

Celsius Holdings, Inc.*	5,972	300,451

Coca-Cola Bottling Co. Consolidated	816	217,276

MGP Ingredients, Inc. (a)	2,250	105,885

National Beverage Corp.	2,054	174,385

NewAge, Inc.*	16,576	43,595

Primo Water Corp.	26,794	420,130

		1,261,722

Food & Staples Retailing 0.8%

BJ’s Wholesale Club Holdings, Inc.*	23,307	868,885

HF Foods Group, Inc.* (a)	6,285	47,263

Ingles Markets, Inc. “A”	2,490	106,223

Natural Grocers by Vitamin Cottage, Inc.	1,516	20,830

Performance Food Group Co.*	22,266	1,060,084

PriceSmart, Inc.	3,871	352,609

Rite Aid Corp.* (a)	9,459	149,736

SpartanNash Co.	6,276	109,265

The Andersons, Inc.	5,430	133,089

The Chefs’ Warehouse, Inc.*	5,104	131,122

United Natural Foods, Inc.*	9,450	150,917

Village Super Market, Inc. “A”	1,509	33,289

Weis Markets, Inc.	1,668	79,747

		3,243,059

Food Products 1.4%

Alico, Inc.	894	27,732

B&G Foods, Inc. (a)	10,771	298,680

Bridgford Foods Corp.*	322	5,867

Cal-Maine Foods, Inc.*	6,189	232,335

The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Index VIP

	Shares	Value ($)

Calavo Growers, Inc.	2,856	198,292

Darling Ingredients, Inc.*	27,397	1,580,259

Farmer Brothers Co.*	2,607	12,175

Fresh Del Monte Produce, Inc.	5,158	124,153

Freshpet, Inc.*	6,616	939,406

Hostess Brands, Inc.*	21,027	307,835

J & J Snack Foods Corp.	2,562	398,058

John B. Sanfilippo & Son, Inc.	1,424	112,297

Laird Superfood, Inc.*	478	22,619

Lancaster Colony Corp.	3,246	596,388

Landec Corp.*	4,455	48,337

Limoneira Co.	2,862	47,652

Mission Produce, Inc.*	930	13,996

Sanderson Farms, Inc.	3,415	451,463

Seneca Foods Corp. “A”*	1,117	44,568

Simply Good Foods Co.*	14,567	456,821

Tootsie Roll Industries, Inc. (a)	2,773	82,358

Vital Farms, Inc.*	1,610	40,749

		6,042,040

Household Products 0.2%

Central Garden & Pet Co.*	1,692	65,328

Central Garden & Pet Co. “A”*	6,605	239,960

Oil-Dri Corp. of America	876	29,854

WD-40 Co.	2,328	618,503

		953,645

Personal Products 0.4%

Bellring Brands, Inc. “A”*	6,916	168,128

Edgewell Personal Care Co.	9,286	321,110

elf Beauty, Inc.*	7,507	189,101

Inter Parfums, Inc.	3,092	187,035

Lifevantage Corp.*	2,417	22,526

Medifast, Inc.	1,923	377,562

Nature’s Sunshine Products, Inc.*	1,427	21,334

Revlon, Inc. “A”* (a)	1,271	15,099

USANA Health Sciences, Inc.*	2,009	154,894

Veru, Inc.* (a)	9,244	79,961

		1,536,750

Tobacco 0.1%

Turning Point Brands, Inc.	2,057	91,660

Universal Corp.	4,052	196,968

Vector Group Ltd.	24,022	279,856

		568,484

Energy 2.1%
Energy Equipment & Services 0.7%

Archrock, Inc.	22,389	193,889

Aspen Aerogels, Inc.*	3,619	60,401

Bristow Group, Inc.*	1,144	30,110

Cactus, Inc. “A” (a)	7,949	207,230

Championx Corp.*	31,732	485,500

DMC Global, Inc.	2,521	109,033

Dril-Quip, Inc.*	6,070	179,793

Exterran Corp.*	4,449	19,665

Frank’s International NV*	26,927	73,780

Helix Energy Solutions Group, Inc.*	24,419	102,560

Liberty Oilfield Services, Inc. “A”	12,229	126,081

Nabors Industries Ltd.	1,191	69,352

National Energy Services Reunited Corp.*	3,528	35,033

Newpark Resources, Inc.*	15,711	30,165

NexTier Oilfield Solutions, Inc.*	27,553	94,782

	Shares	Value ($)

Oceaneering International, Inc.*	17,225	136,939

Oil States International, Inc.*	10,756	53,995

Patterson-UTI Energy, Inc.	30,434	160,083

ProPetro Holding Corp.*	13,816	102,100

RPC, Inc.*	10,105	31,831

Select Energy Services, Inc. “A”*	10,078	41,320

Solaris Oilfield Infrastructure, Inc. “A”	5,066	41,237

Tidewater, Inc.*	7,121	61,525

Transocean Ltd.* (a)	100,902	233,084

U.S. Silica Holdings, Inc.	12,476	87,582

		2,767,070

Oil, Gas & Consumable Fuels 1.4%

Adams Resources & Energy, Inc.	404	9,736

Antero Resources Corp.*	40,467	220,545

Arch Resources, Inc.	2,628	115,028

Ardmore Shipping Corp.	5,725	18,721

Berry Corp.	11,986	44,109

Bonanza Creek Energy, Inc.*	3,240	62,629

Brigham Minerals, Inc. “A”	6,855	75,336

Clean Energy Fuels Corp.*	22,670	178,186

CNX Resources Corp.*	37,481	404,795

Comstock Resources, Inc.*	3,872	16,921

CONSOL Energy, Inc.*	5,093	36,721

Contango Oil & Gas Co.*	15,248	34,918

CVR Energy, Inc.	5,189	77,316

Delek U.S. Holdings, Inc.	10,865	174,601

DHT Holdings, Inc.	19,430	101,619

Diamond S Shipping, Inc.*	4,863	32,388

Dorian LPG Ltd.*	6,439	78,491

Earthstone Energy, Inc. “A”*	4,386	23,377

Energy Fuels, Inc.* (a)	21,828	92,987

Evolution Petroleum Corp.	4,486	12,785

Falcon Minerals Corp.	6,307	19,867

Frontline Ltd. (a)	20,503	127,529

Golar LNG Ltd.*	15,842	152,717

Goodrich Petroleum Corp.*	1,605	16,194

Green Plains, Inc.*	5,912	77,861

International Seaways, Inc.	4,209	68,733

Kosmos Energy Ltd.	69,910	164,289

Magnolia Oil & Gas Corp. “A”*	21,580	152,355

Matador Resources Co.*	18,439	222,374

NACCO Industries, Inc. “A”	660	17,358

NextDecade Corp*	3,742	7,821

Nordic American Tankers Ltd. (a)	24,782	73,107

Overseas Shipholding Group, Inc. “A”*	10,824	23,163

Ovintiv, Inc.	44,270	635,717

Par Pacific Holdings, Inc.*	7,050	98,559

PBF Energy, Inc. “A”	16,659	118,279

PDC Energy, Inc.*	16,766	344,206

Peabody Energy Corp.*	11,159	26,893

Penn Virginia Corp.*	2,310	23,447

PrimeEnergy Resources Corp.*	96	4,144

Range Resources Corp.	36,499	244,543

Renewable Energy Group, Inc.*	6,526	462,171

REX American Resources Corp.* (a)	969	71,192

Scorpio Tankers, Inc. (a)	8,920	99,815

SFL Corp. Ltd.	16,669	104,681

SM Energy Co.	19,416	118,826

Southwestern Energy Co.*	109,920	327,562

Talos Energy, Inc.*	2,061	16,983

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	9

	Shares	Value ($)

Tellurian, Inc.* (a)	27,289	34,930

Uranium Energy Corp.*	32,394	57,013

W&T Offshore, Inc.* (a)	16,020	34,763

Whiting Petroleum Corp.*	222	5,550

World Fuel Services Corp.	10,635	331,387

		6,095,238

Financials 15.3%
Banks 7.7%

1st Constitution Bancorp.	1,555	24,678

1st Source Corp.	2,879	116,024

ACNB Corp.	1,442	36,050

Allegiance Bancshares, Inc. (a)	3,100	105,803

Altabancorp.	2,789	77,869

Amalgamated Bank “A”	2,393	32,880

Amerant Bancorp, Inc.*	3,608	54,842

American National Bankshares, Inc.	1,839	48,200

Ameris Bancorp.	11,180	425,623

Ames National Corp.	1,514	36,366

Arrow Financial Corp.	2,190	65,503

Atlantic Capital Bancshares, Inc.*	3,670	58,426

Atlantic Union Bankshares Corp.	13,236	435,994

Auburn National Bancorporation, Inc.	383	15,967

Banc of California, Inc.	7,527	110,722

BancFirst Corp.	3,217	188,838

BancorpSouth Bank	16,893	463,544

Bank First Corp. (a)	1,094	70,913

Bank of Commerce Holdings	2,721	26,938

Bank of Marin Bancorp.	2,309	79,291

Bank of NT Butterfield & Son Ltd.	8,541	266,138

Bank of Princeton	1,037	24,276

Bank7 Corp.	588	8,350

BankFinancial Corp.	2,380	20,896

BankUnited, Inc.	15,664	544,794

Bankwell Financial Group, Inc.	1,134	22,170

Banner Corp.	5,823	271,294

Bar Harbor Bankshares (a)	2,625	59,299

BayCom Corp.*	2,014	30,552

BCB Bancorp., Inc.	2,455	27,177

Berkshire Hills Bancorp., Inc.	7,855	134,478

Boston Private Financial Holdings, Inc.	14,272	120,598

Bridge Bancorp., Inc.	2,935	70,968

Brookline Bancorp., Inc.	13,492	162,444

Bryn Mawr Bank Corp.	3,438	105,186

Business First Bancshares, Inc.	3,086	62,831

Byline Bancorp., Inc. (a)	4,273	66,018

C&F Financial Corp.	613	22,748

Cadence BanCorp.	20,715	340,140

California Bancorp, Inc.*	1,239	19,279

Cambridge Bancorp.	1,085	75,679

Camden National Corp.	2,555	91,418

Capital Bancorp. Inc*	1,557	21,689

Capital City Bank Group, Inc.	2,365	58,132

Capstar Financial Holdings, Inc.	2,859	42,170

Carter Bankshares, Inc.	3,961	42,462

Cathay General Bancorp.	12,895	415,090

CB Financial Services, Inc.	818	16,368

CBTX, Inc.	3,108	79,285

Central Pacific Financial Corp.	4,808	91,400

Central Valley Community Bancorp.	1,861	27,710

	Shares	Value ($)

Century Bancorp., Inc. “A”	491	37,984

Chemung Financial Corp.	638	21,660

Choiceone Financial Services, Inc.	1,275	39,283

CIT Group, Inc.	16,679	598,776

Citizens & Northern Corp.	2,252	44,680

Citizens Holdings Co.	779	16,320

City Holding Co.	2,563	178,257

Civista Bancshares, Inc.	2,748	48,172

CNB Financial Corp.	2,541	54,098

Coastal Financial Corp.*	1,648	34,608

Codorus Valley Bancorp., Inc.	1,585	26,882

Colony Bankcorp, Inc.	1,369	20,056

Columbia Banking System, Inc.	12,224	438,842

Community Bank System, Inc.	8,937	556,864

Community Bankers Trust Corp.	3,937	26,575

Community Financial Corp.	915	24,229

Community Trust Bancorp., Inc.	2,653	98,294

ConnectOne Bancorp., Inc.	6,463	127,903

County Bancorp., Inc.	828	18,282

CrossFirst Bankshares, Inc.*	8,380	90,085

Customers Bancorp., Inc.*	5,034	91,518

CVB Financial Corp.	22,110	431,145

Dime Community Bancshares	5,032	79,355

Eagle Bancorp. Montana, Inc.	1,059	22,472

Eagle Bancorp., Inc.	5,344	220,707

Eastern Bankshares, Inc.*	27,965	456,109

Enterprise Bancorp., Inc.	1,527	39,015

Enterprise Financial Services Corp.	4,186	146,301

Equity Bancshares, Inc. “A”*	2,486	53,673

Esquire Financial Holdings, Inc.*	1,121	21,512

Evans Bancorp., Inc.	846	23,299

Farmers & Merchants Bancorp., Inc.	1,797	41,331

Farmers National Banc Corp.	4,549	60,365

FB Financial Corp. (a)	5,404	187,681

Fidelity D&D Bancorp, Inc. (a)	606	39,002

Financial Institutions, Inc.	2,797	62,932

First BanCorp.	36,155	333,349

First BanCorp. — North Carolina (a)	4,930	166,782

First Bancorp., Inc.	1,840	46,736

First Bancshares, Inc.	3,538	109,253

First Bank	2,774	26,020

First Busey Corp.	8,731	188,153

First Business Financial Services, Inc.	1,434	26,400

First Capital, Inc.	563	34,095

First Choice Bancorp.	1,780	32,912

First Commonwealth Financial Corp.	15,869	173,607

First Community Bancshares, Inc.	2,962	63,920

First Community Corp.	1,191	20,235

First Financial Bancorp.	16,263	285,090

First Financial Bankshares, Inc.	21,850	790,424

First Financial Corp. — Indiana	2,272	88,267

First Foundation, Inc.	6,772	135,440

First Guaranty Bancshares, Inc.	514	9,134

First Internet Bancorp.	1,676	48,168

First Interstate BancSystem, Inc. “A”	6,792	276,910

First Merchants Corp.	9,070	339,309

First Mid-Illinois Bancshares, Inc.	2,556	86,035

First Midwest Bancorp., Inc.	19,133	304,597

First Northwest Bancorp.	1,649	25,724

The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Index VIP

	Shares	Value ($)

First of Long Island Corp.	3,996	71,329

First Savings Financial Group, Inc.	310	20,150

First United Corp.	1,088	16,864

First Western Financial, Inc.*	1,008	19,727

Flushing Financial Corp.	5,042	83,899

FNCB Bancorp, Inc.	2,830	18,112

Franklin Financial Services Corp.	679	18,353

Fulton Financial Corp.	26,887	342,003

FVCBankcorp, Inc.*	2,045	30,061

German American Bancorp., Inc. (a)	4,283	141,724

Glacier Bancorp., Inc.	16,210	745,822

Great Southern Bancorp., Inc.	1,757	85,917

Great Western Bancorp., Inc.	9,619	201,037

Guaranty Bancshares, Inc.	1,309	39,205

Hancock Whitney Corp.	14,547	494,889

Hanmi Financial Corp.	5,393	61,157

Harborone Bancorp, Inc.*	9,227	100,205

Hawthorn Bancshares, Inc.	979	21,440

HBT Financial, Inc.	1,777	26,922

Heartland Financial U.S.A., Inc.	5,813	234,671

Heritage Commerce Corp.	10,181	90,305

Heritage Financial Corp.	6,267	146,585

Hilltop Holdings, Inc.	12,106	333,036

Home Bancshares, Inc.	26,208	510,532

HomeTrust Bancshares, Inc.	2,772	53,527

Hope Bancorp., Inc.	19,586	213,683

Horizon Bancorp, Inc.	7,369	116,872

Howard Bancorp., Inc.*	2,292	27,069

Independent Bank Corp. (a)	5,595	408,659

Independent Bank Corp./Michigan	3,722	68,745

Independent Bank Group, Inc.	6,293	393,438

International Bancshares Corp.	9,039	338,420

Investar Holding Corp.	1,772	29,309

Investors Bancorp., Inc.	39,219	414,153

Lakeland Bancorp., Inc.	8,533	108,369

Lakeland Financial Corp.	4,127	221,125

Landmark Bancorp. Inc/manhattan Ks	728	16,635

LCNB Corp.	2,172	31,907

Level One Bancorp, Inc.	921	18,632

Limestone Bancorp, Inc.*	940	11,806

Live Oak Bancshares, Inc. (a)	4,874	231,320

Macatawa Bank Corp.	4,472	37,431

Mackinac Financial Corp.	1,498	19,114

MainStreet Bancshares, Inc.*	1,156	19,548

Mercantile Bank Corp.	2,779	75,505

Meridian Corp.	884	18,387

Metrocity Bankshares, Inc. (a)	3,063	44,168

Metropolitan Bank Holding Corp.*	1,230	44,612

Mid Penn Bancorp, Inc.	1,163	25,470

Middlefield Banc Corp.	1,012	22,770

Midland States Bancorp., Inc. (a)	3,771	67,388

MidWestOne Financial Group, Inc.	2,587	63,381

MVB Financial Corp.	1,707	38,715

National Bank Holdings Corp. “A”	5,115	167,567

National Bankshares, Inc.	1,117	34,973

NBT Bancorp., Inc.	7,109	228,199

Nicolet Bankshares, Inc.*	1,480	98,198

Northeast Bank*	1,307	29,434

Northrim BanCorp., Inc.	1,086	36,870

Norwood Financial Corp.	987	25,830

Oak Valley Bancorp.	1,149	19,096

OceanFirst Financial Corp.	10,242	190,808

	Shares	Value ($)

OFG Bancorp.	8,809	163,319

Ohio Valley Banc Corp.	758	17,889

Old National Bancorp.	28,039	464,326

Old Second Bancorp., Inc.	5,091	51,419

Origin Bancorp, Inc.	3,807	105,720

Orrstown Financial Services, Inc.	1,832	30,320

Pacific Premier Bancorp., Inc.	13,600	426,088

Park National Corp. (a)	2,399	251,919

Parke Bancorp., Inc.	1,830	28,548

Partners Bancorp.	1,827	11,875

PCB Bancorp.	2,151	21,747

Peapack-Gladstone Financial Corp.	3,178	72,331

Penns Woods Bancorp., Inc.	1,151	29,937

Peoples Bancorp. of North Carolina, Inc.	722	16,620

Peoples Bancorp., Inc. (a)	3,058	82,841

Peoples Financial Services Corp.	1,193	43,855

Plumas Bancorp.	760	17,860

Preferred Bank	2,256	113,860

Premier Financial Bancorp., Inc.	2,273	30,208

Professional Holding Corp. “A”*	1,635	25,228

QCR Holdings, Inc.	2,591	102,578

RBB Bancorp.	2,922	44,940

Red River Bancshares, Inc.	876	43,406

Reliant Bancorp., Inc.	2,660	49,529

Renasant Corp. (a)	9,145	308,004

Republic Bancorp., Inc. “A”	1,700	61,319

Republic First Bancorp., Inc.*	8,082	23,034

Richmond Mutual Bancorp., Inc.	2,083	28,454

S&T Bancorp., Inc. (a)	6,670	165,683

Salisbury Bancorp, Inc.	409	15,243

Sandy Spring Bancorp., Inc.	7,708	248,120

Sb Financial Group, Inc.	1,190	21,753

Seacoast Banking Corp. of Florida*	8,644	254,566

Select Bancorp, Inc.*	2,691	25,484

ServisFirst Bancshares, Inc.	8,287	333,883

Shore Bancshares, Inc.	1,737	25,360

Sierra Bancorp.	2,468	59,035

Silvergate Capital Corp. “A”*	2,743	203,832

Simmons First National Corp. “A”	18,387	396,975

SmartFinancial, Inc.	2,491	45,187

South Plains Financial, Inc.	1,906	36,119

South State Corp.	11,852	856,900

Southern First Bancshares, Inc.*	1,237	43,728

Southern National Bancorp. of Virginia, Inc.	3,376	40,883

Southside Bancshares, Inc.	5,497	170,572

Spirit of Texas Bancshares, Inc.	2,322	39,010

Stock Yards Bancorp., Inc.	3,523	142,611

Summit Financial Group, Inc.	1,971	43,520

Texas Capital Bancshares, Inc.*	8,547	508,546

The Bancorp., Inc.*	8,893	121,389

Tompkins Financial Corp. (a)	2,490	175,794

TowneBank	11,214	263,305

TriCo Bancshares	4,601	162,323

TriState Capital Holdings, Inc.*	4,737	82,424

Triumph Bancorp., Inc.*	3,845	186,675

Trustmark Corp.	10,646	290,742

UMB Financial Corp.	7,459	514,596

United Bankshares, Inc.	20,935	678,294

United Community Banks, Inc.	13,140	373,702

United Securities Bancshares	2,231	15,729

Unity Bancorp., Inc.	1,412	24,781

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	11

	Shares	Value ($)

Univest Corp. of Pennsylvania	5,033	103,579

Valley National Bancorp.	67,389	657,043

Veritex Holdings, Inc. (a)	8,241	211,464

Washington Trust Bancorp., Inc.	2,962	132,698

WesBanco, Inc.	10,953	328,152

West Bancorp.	2,827	54,561

Westamerica Bancorp.	4,424	244,603

		32,735,453

Capital Markets 1.6%

Artisan Partners Asset Management, Inc. “A”	9,329	469,622

Assetmark Financial Holdings, Inc.*	2,856	69,115

Associated Capital Group, Inc. “A”	276	9,693

B. Riley Financial, Inc.	3,115	137,745

BGC Partners, Inc. “A”	51,766	207,064

Blucora, Inc.*	8,257	131,369

Brightsphere Investment Group, Inc.	10,662	205,563

Cohen & Steers, Inc.	4,139	307,528

Cowen, Inc. “A”	4,207	109,340

Diamond Hill Investment Group	543	81,054

Donnelley Financial Solutions, Inc.*	5,260	89,262

Federated Hermes, Inc.	16,033	463,193

Focus Financial Partners, Inc. “A”*	5,273	229,376

GAMCO Investors, Inc. “A”	957	16,977

Greenhill & Co., Inc.	2,454	29,792

Hamilton Lane, Inc. “A”	5,417	422,797

Houlihan Lokey, Inc.	8,799	591,557

Moelis & Co. “A”	8,999	420,793

Oppenheimer Holdings, Inc. “A”	1,647	51,765

Piper Sandler Companies	2,925	295,132

PJT Partners, Inc. “A”	3,984	299,796

Pzena Investment Management, Inc. “A”	3,077	22,462

Safeguard Scientifics, Inc.*	3,490	22,266

Sculptor Capital Management, Inc.	3,113	47,318

Siebert Financial Corp.*	2,244	9,425

Silvercrest Asset Management Group, Inc. “A”	1,608	22,335

StepStone Group, Inc. “A”*	3,238	128,872

Stifel Financial Corp.	17,230	869,426

StoneX Group, Inc.*	2,839	164,378

Value Line, Inc.	187	6,165

Virtus Investment Partners, Inc.	1,230	266,910

Waddell & Reed Financial, Inc. “A”	10,336	263,258

Westwood Holdings Group, Inc.	1,309	18,981

WisdomTree Investments, Inc.	24,317	130,096

		6,610,425

Consumer Finance 0.8%

Atlanticus Holdings Corp.*	928	22,857

Curo Group Holdings Corp.	3,151	45,154

Encore Capital Group, Inc.*	5,411	210,758

Enova International, Inc.*	5,998	148,570

EZCORP, Inc. “A”*	8,138	38,981

FirstCash, Inc.	6,978	488,739

Green Dot Corp. “A”*	8,733	487,301

Lendingclub Corp.*	12,322	130,120

Navient Corp.	30,864	303,085

	Shares	Value ($)

Nelnet, Inc. “A”	2,889	205,812

Oportun Financial Corp.*	3,427	66,381

PRA Group, Inc.*	7,695	305,184

PROG Holdings, Inc.	11,395	613,849

Regional Management Corp.	1,560	46,582

World Acceptance Corp.* (a)	746	76,256

		3,189,629

Diversified Financial Services 0.2%

A-mark Precious Metals, Inc.	859	22,033

Alerus Financial Corp.	2,359	64,566

Banco Latinoamericano de Comercio Exterior SA “E”	5,376	85,102

Cannae Holdings, Inc.*	14,660	648,998

GWG Holdings, Inc.*	642	4,487

Marlin Business Services Corp.	1,586	19,413

Swk Holdings Corp.*	653	9,397

		853,996

Insurance 2.1%

Ambac Financial Group, Inc.*	7,897	121,456

American Equity Investment Life Holding Co.	15,468	427,845

AMERISAFE, Inc.	3,323	190,840

Argo Group International Holdings Ltd.	5,428	237,204

BRP Group, Inc. “A”*	7,319	219,350

Citizens, Inc.* (a)	8,731	50,029

CNO Financial Group, Inc.	23,418	520,582

Crawford & Co. “A”	2,763	20,419

Donegal Group, Inc. “A”	1,923	27,057

eHealth, Inc.* (a)	4,352	307,295

Employers Holdings, Inc.	4,771	153,578

Enstar Group Ltd.*	2,050	420,024

FBL Financial Group, Inc. “A”	1,556	81,706

FedNat Holding, Co.	2,123	12,568

Genworth Financial, Inc. “A”*	85,780	324,248

Goosehead Insurance, Inc. “A”	2,238	279,213

Greenlight Capital Re Ltd. “A”*	4,827	35,285

HCI Group, Inc.	1,045	54,654

Heritage Insurance Holdings, Inc.	4,427	44,846

Horace Mann Educators Corp.	7,014	294,869

Independence Holding Co.	824	33,784

Investors Title Co.	228	34,884

James River Group Holdings Ltd.	5,052	248,306

Kinsale Capital Group, Inc.	3,611	722,669

MBIA, Inc.* (a)	7,982	52,522

National General Holdings Corp.	11,681	399,257

National Western Life Group, Inc. “A”	446	92,072

NI Holdings, Inc.*	1,563	25,664

Palomar Holdings, Inc.*	3,441	305,698

ProAssurance Corp.	9,315	165,714

ProSight Global, Inc.*	1,658	21,272

Protective Insurance Corp. “B”	1,579	21,648

RLI Corp.	6,750	703,012

Safety Insurance Group, Inc.	2,417	188,284

Selective Insurance Group, Inc.	10,014	670,738

Selectquote, Inc.*	5,205	108,004

State Auto Financial Corp.	3,105	55,083

Stewart Information Services Corp.	4,412	213,364

Third Point Reinsurance Ltd.*	14,040	133,661

Tiptree, Inc.	4,324	21,706

Trean Insurance Group, Inc.*	1,852	24,261

The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Index VIP

	Shares	Value ($)

Trupanion, Inc.*	5,131	614,232

United Fire Group, Inc.	3,621	90,887

United Insurance Holdings Corp.	3,590	20,535

Universal Insurance Holdings, Inc.	4,357	65,834

Vericity, Inc.*	267	2,673

Watford Holdings Ltd.*	2,809	97,191

		8,956,023

Mortgage Real Estate Investment Trusts (REITs) 1.2%

Anworth Mortgage Asset Corp.	16,841	45,639

Apollo Commercial Real Estate Finance, Inc.	23,633	263,981

Arbor Realty Trust, Inc.	19,580	277,644

Ares Commercial Real Estate Corp.	5,338	63,576

Arlington Asset Investment Corp. “A”	5,972	22,574

ARMOUR Residential REIT, Inc.	11,149	120,298

Blackstone Mortgage Trust, Inc. ,“A”	23,350	642,825

Broadmark Realty Capital, Inc.	21,493	219,229

Capstead Mortgage Corp.	16,628	96,609

Cherry Hill Mortgage Investment Corp.	2,635	24,084

Chimera Investment Corp.	32,632	334,478

Colony Credit Real Estate, Inc.	14,494	108,705

Dynex Capital, Inc. (a)	3,826	68,103

Ellington Financial, Inc.	7,142	105,987

Ellington Residential Mortgage REIT	1,497	19,521

Granite Point Mortgage Trust, Inc. (a)	9,338	93,287

Great Ajax Corp.	3,611	37,771

Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	12,542	795,539

Invesco Mortgage Capital, Inc. (a)	30,850	104,273

KKR Real Estate Finance Trust, Inc.	4,939	88,507

Ladder Capital Corp.	18,376	179,717

MFA Financial, Inc.	76,456	297,414

New York Mortgage Trust, Inc.	63,576	234,595

Orchid Island Capital, Inc.	11,683	60,985

PennyMac Mortgage Investment Trust	16,859	296,550

Ready Capital Corp.	6,945	86,465

Redwood Trust, Inc.	18,865	165,635

TPG RE Finance Trust, Inc.	10,416	110,618

Two Harbors Investment Corp.	45,982	292,905

Western Asset Mortgage Capital Corp.	9,007	29,363

		5,286,877

Thrifts & Mortgage Finance 1.7%

Axos Financial, Inc.*	9,621	361,076

Bogota Financial Corp.*	1,088	9,694

Bridgewater Bancshares, Inc.*	3,349	41,829

Capitol Federal Financial, Inc.	21,831	272,887

Columbia Financial, Inc.*	7,858	122,270

ESSA Bancorp., Inc.	1,492	22,380

Essent Group Ltd.	18,674	806,717

Federal Agricultural Mortgage Corp. “C”	1,584	117,612

Flagstar Bancorp., Inc.	8,077	329,218

FS Bancorp, Inc.	661	36,223

Greene County Bancorp., Inc.	571	14,555

Hingham Institution for Savings	247	53,352

	Shares	Value ($)

Home Bancorp., Inc.	1,330	37,227

HomeStreet, Inc.	3,506	118,327

Kearny Financial Corp.	13,953	147,344

Luther Burbank Corp.	3,158	30,948

Merchants Bancorp.	1,503	41,528

Meridian Bancorp., Inc.	7,968	118,803

Meta Financial Group, Inc.	5,551	202,945

MMA Capital Holdings, Inc.*	821	20,197

Mr Cooper Group, Inc.*	12,760	395,943

NMI Holdings, Inc. “A”*	13,920	315,288

Northfield Bancorp., Inc.	8,059	99,367

Northwest Bancshares, Inc.	19,611	249,844

Oconee Federal Financial Corp.	194	4,908

OP Bancorp.	2,000	15,400

PCSB Financial Corp.	2,636	42,018

PennyMac Financial Services, Inc.	7,279	477,648

Pioneer Bancorp. Inc.*	1,979	20,918

Ponce de Leon Federal Bank*	1,402	14,735

Premier Financial Corp.	6,385	146,855

Provident Bancorp, Inc.	2,529	30,348

Provident Financial Holdings, Inc.	1,084	17,030

Provident Financial Services, Inc.	11,985	215,251

Prudential Bancorp., Inc.	1,388	19,224

Radian Group, Inc.	32,370	655,492

Riverview Bancorp., Inc.	3,700	19,462

Security National Financial Corp. “A”*	1,737	14,504

Southern Missouri Bancorp., Inc.	1,308	39,816

Standard Avb Financial Corp.	658	21,444

Sterling Bancorp., Inc.	3,148	14,292

Territorial Bancorp., Inc.	1,316	31,623

Timberland Bancorp., Inc.	1,290	31,295

TrustCo Bank Corp.	16,534	110,282

Walker & Dunlop, Inc.	4,792	440,960

Washington Federal, Inc.	12,826	330,141

Waterstone Financial, Inc.	3,823	71,949

Western New England Bancorp, Inc.	3,976	27,395

WSFS Financial Corp.	8,442	378,877

		7,157,441

Health Care 21.0%
Biotechnology 11.2%

89bio, Inc.*	1,368	33,338

Abeona Therapeutics, Inc.*	11,128	17,471

ADMA Biologics, Inc.* (a)	10,441	20,360

Adverum Biotechnologies, Inc.*	15,121	163,912

Aeglea BioTherapeutics, Inc.*	7,388	58,144

Affimed NV*	14,527	84,547

Agenus, Inc.* (a)	26,427	84,038

Akebia Therapeutics, Inc.*	23,330	65,324

Akero Therapeutics, Inc.*	2,282	58,876

Akouos, Inc.* (a)	2,504	49,654

Albireo Pharma, Inc.*	2,874	107,804

Alector, Inc.*	8,052	121,827

Aligos Therapeutics, Inc.*	1,708	47,226

Allakos, Inc.*	4,463	624,820

Allogene Therapeutics, Inc.*	9,150	230,946

Allovir, Inc.*	3,044	117,011

ALX Oncology Holdings, Inc.* (a)	1,667	143,695

Amicus Therapeutics, Inc.*	43,773	1,010,719

AnaptysBio, Inc.*	3,710	79,765

Anavex Life Sciences Corp.*	8,836	47,714

Anika Therapeutics, Inc.*	2,422	109,620

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	13

	Shares	Value ($)

Annexon, Inc.*	2,626	65,729

Apellis Pharmaceuticals, Inc.*	10,239	585,671

Applied Genetic Technologies Corp.*	4,364	17,849

Applied Molecular Transport, Inc.* (a)	2,085	64,155

Applied Therapeutics, Inc.* (a)	2,398	52,780

Aprea Therapeutics, Inc.*	1,267	6,234

Aptinyx, Inc.*	5,998	20,753

Aravive, Inc.*	2,270	12,803

Arcturus Therapeutics Holdings, Inc.*	3,750	162,675

Arcus Biosciences, Inc.*	7,040	182,758

Arcutis Biotherapeutics, Inc.* (a)	3,524	99,130

Ardelyx, Inc.*	12,750	82,492

Arena Pharmaceuticals, Inc.*	9,905	761,001

Arrowhead Pharmaceuticals, Inc.*	17,084	1,310,855

Assembly Biosciences, Inc.*	5,356	32,404

Atara Biotherapeutics, Inc.*	12,861	252,461

Athenex, Inc.*	11,924	131,879

Athersys, Inc.* (a)	30,069	52,621

Atreca, Inc. “A”*	4,836	78,101

Aveo Pharmaceuticals, Inc.*	3,690	21,291

Avid Bioservices, Inc.*	9,508	109,722

Avidity Biosciences, Inc.*	2,767	70,614

Avrobio, Inc.*	5,453	76,015

Axcella Health, Inc.*	2,427	12,596

Aziyo Biologics, Inc. “A”*	371	5,057

Beam Therapeutics, Inc.* (a)	6,792	554,499

Beyondspring, Inc.*	2,517	30,707

BioCryst Pharmaceuticals, Inc.* (a)	30,039	223,791

Biohaven Pharmaceutical Holding Co., Ltd.*	8,202	702,993

Bioxcel Therapeutics, Inc.*	2,163	99,931

Black Diamond Therapeutics, Inc.*	3,073	98,490

Blueprint Medicines Corp.*	9,426	1,057,126

Brainstorm Cell Therapeutics, Inc.* (a)	4,968	22,480

Bridgebio Pharma, Inc.*	12,379	880,271

C4 Therapeutics, Inc.*	1,789	59,270

Cabaletta Bio, Inc.*	2,237	27,918

Calithera Biosciences, Inc.*	11,637	57,138

Calyxt, Inc.*	1,724	7,275

CareDx, Inc.*	8,157	590,975

CASI Pharmaceuticals, Inc.*	11,558	34,096

Catabasis Pharmaceuticals, Inc.*	3,373	7,218

Catalyst Biosciences, Inc.*	3,253	20,526

Catalyst Pharmaceuticals, Inc.*	16,764	55,992

CEL-SCI Corp* (a)	5,867	68,409

Cellular Biomedicine Group, Inc.*	2,152	39,554

Centogene NV*	1,413	15,232

Checkmate Pharmaceuticals, Inc.*	609	8,885

Checkpoint Therapeutics, Inc.*	8,015	21,240

ChemoCentryx, Inc.*	8,449	523,162

Chimerix, Inc.*	7,890	38,109

Chinook Therapeutics, Inc.*	2,328	36,922

Cidara Therapeutics, Inc.*	6,224	12,448

Clovis Oncology, Inc.* (a)	13,590	65,232

Codiak Biosciences, Inc.*	906	29,264

Cohbar, Inc.*	4,570	6,124

Coherus Biosciences, Inc.*	10,049	174,652

Concert Pharmaceuticals, Inc.*	5,028	63,554

Constellation Pharmaceuticals, Inc.*	5,205	149,904

	Shares	Value ($)

Contra Aduro Biotech I (b)	2,328	0

Contrafect Corp.*	3,791	19,145

Corbus Pharmaceuticals Holdings, Inc.* (a)	11,734	14,668

Cortexyme, Inc.*	2,734	75,951

Crinetics Pharmaceuticals, Inc.*	4,617	65,146

Cue Biopharma, Inc.*	4,881	61,061

Cyclerion Therapeutics, Inc.*	3,714	11,365

Cytokinetics, Inc.*	11,476	238,471

CytomX Therapeutics, Inc.*	7,907	51,791

Deciphera Pharmaceuticals, Inc.*	6,472	369,357

Denali Therapeutics, Inc.*	10,713	897,321

DermTech, Inc.*	1,346	43,664

Dicerna Pharmaceuticals, Inc.*	11,260	248,058

Dyadic International, Inc.*	3,320	17,862

Dynavax Technologies Corp.* (a)	17,284	76,914

Dyne Therapeutics, Inc.*	2,371	49,791

Eagle Pharmaceuticals, Inc.*	1,677	78,098

Editas Medicine, Inc.* (a)	10,687	749,266

Eidos Therapeutics, Inc.*	1,856	244,212

Eiger BioPharmaceuticals, Inc.*	5,072	62,335

Emergent BioSolutions, Inc.*	7,710	690,816

Enanta Pharmaceuticals, Inc.*	3,307	139,225

Enochian Biosciences, Inc.*	2,438	7,192

Epizyme, Inc.*	15,472	168,026

Esperion Therapeutics, Inc.* (a)	4,495	116,870

Evelo Biosciences, Inc.* (a)	3,340	40,381

Exicure, Inc.*	9,901	17,525

Fate Therapeutics, Inc.*	12,198	1,109,164

Fennec Pharmaceuticals, Inc.*	3,717	27,692

FibroGen, Inc.*	14,316	530,980

Five Prime Therapeutics, Inc.*	5,241	89,149

Flexion Therapeutics, Inc.* (a)	7,097	81,899

Foghorn Therapeutics, Inc.*	1,224	24,810

Forma Therapeutics Holdings, Inc.*	2,907	101,454

Fortress Biotech, Inc.*	10,826	34,318

Frequency Therapeutics, Inc.* (a)	4,276	150,772

G1 Therapeutics, Inc.*	5,898	106,105

Galectin Therapeutics, Inc.* (a)	5,841	13,084

Galera Therapeutics, Inc.*	1,457	14,905

Generation Bio Co.*	2,086	59,138

Genprex, Inc.* (a)	4,776	19,820

Geron Corp.* (a)	46,692	74,240

GlycoMimetics, Inc.*	5,874	22,086

Gossamer Bio, Inc.*	9,395	90,850

Gritstone Oncology, Inc.*	5,566	21,930

Halozyme Therapeutics, Inc.*	22,640	966,954

Harpoon Therapeutics, Inc.*	1,854	30,795

Heron Therapeutics, Inc.*	14,873	314,787

Homology Medicines, Inc.*	5,877	66,351

Hookipa Pharma, Inc.*	2,322	25,751

Ibio, Inc.*	28,646	30,078

Ideaya Biosciences, Inc.*	2,782	38,948

IGM Biosciences, Inc.* (a)	1,239	109,391

Immunic, Inc.*	910	13,914

ImmunoGen, Inc.* (a)	31,312	201,962

Immunome, Inc.*	421	4,075

Immunovant, Inc.*	6,393	295,293

Inhibrx, Inc.*	1,372	45,235

Inovio Pharmaceuticals, Inc.* (a)	27,133	240,127

Inozyme Pharma, Inc.*	1,330	27,451

Insmed, Inc.*	17,234	573,720

Intellia Therapeutics, Inc.* (a)	8,529	463,978

The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Index VIP

	Shares	Value ($)

Intercept Pharmaceuticals, Inc.* (a)	4,497	111,076

Invitae Corp.* (a)	19,655	821,776

Ironwood Pharmaceuticals, Inc.*	27,163	309,387

iTeos Therapeutics, Inc.*	1,877	63,480

Iveric Bio, Inc.*	13,541	93,568

Jounce Therapeutics, Inc.*	2,818	19,726

Kadmon Holdings, Inc.*	28,647	118,885

KalVista Pharmaceuticals, Inc.*	2,412	45,804

Karuna Therapeutics, Inc.*	2,682	272,464

Karyopharm Therapeutics, Inc.*	12,166	188,330

Keros Therapeutics, Inc.*	2,213	156,105

Kezar Life Sciences, Inc.*	4,843	25,280

Kindred Biosciences, Inc.*	6,249	26,933

Kiniksa Pharmaceuticals Ltd. “A”*	4,544	80,292

Kodiak Sciences, Inc.* (a)	5,491	806,683

Kronos Bio, Inc.*	2,482	74,137

Krystal Biotech, Inc.*	2,300	138,000

Kura Oncology, Inc.*	10,476	342,146

Kymera Therapeutics, Inc.*	1,710	106,020

La Jolla Pharmaceutical Co.*	2,986	11,586

Lexicon Pharmaceuticals, Inc.*	7,485	25,599

Ligand Pharmaceuticals, Inc.* (a)	2,416	240,271

LogicBio Therapeutics, Inc.*	2,867	21,875

MacroGenics, Inc.*	9,284	212,232

Madrigal Pharmaceuticals, Inc.* (a)	1,518	168,756

Magenta Therapeutics, Inc.*	3,113	24,406

MannKind Corp.*	38,582	120,762

Marker Therapeutics, Inc.* (a)	5,003	7,254

MediciNova, Inc.* (a)	7,646	40,218

MEI Pharma, Inc.*	18,149	47,913

MeiraGTx Holdings PLC*	3,839	58,122

Mersana Therapeutics, Inc.*	9,198	244,759

Metacrine, Inc.*	1,018	8,001

Minerva Neurosciences, Inc.* (a)	5,484	12,833

Mirati Therapeutics, Inc.*	7,285	1,600,077

Mirum Pharmaceuticals, Inc.*	837	14,614

Molecular Templates, Inc.*	4,525	42,490

Morphic Holding, Inc.* (a)	2,369	79,480

Mustang Bio, Inc.*	8,124	30,749

Myriad Genetics, Inc.*	12,010	237,498

NantKwest, Inc.* (a)	5,363	71,489

Natera, Inc.*	12,885	1,282,315

Neoleukin Therapeutics, Inc.*	5,536	78,058

Neubase Therapeutics, Inc.*	2,956	20,662

Neurobo Pharmaceuticals, Inc.* (a)	815	4,279

NextCure, Inc.*	2,890	31,501

Nkarta, Inc.*	2,756	169,411

Novavax, Inc.* (a)	10,495	1,170,297

Nurix Therapeutics, Inc.* (a)	1,994	65,563

Nymox Pharmaceutical Corp.* (a)	7,333	18,186

Oncocyte Corp.*	10,446	24,966

Oncorus, Inc.*	1,110	35,886

OPKO Health, Inc.* (a)	67,481	266,550

Organogenesis Holdings, Inc.*	4,203	31,649

Orgenesis, Inc.*	2,993	13,469

Oric Pharmaceuticals, Inc.* (a)	3,764	127,411

Ovid therapeutics, Inc.*	7,559	17,461

Oyster Point Pharma, Inc.*	875	16,468

Pandion Therapeutics, Inc.*	1,225	18,191

Passage Bio, Inc.*	4,219	107,880

PhaseBio Pharmaceuticals, Inc.* (a)	2,535	8,518

	Shares	Value ($)

Pieris Pharmaceuticals, Inc.*	8,549	21,373

PMV Pharmaceuticals, Inc.*	2,312	142,211

Poseida Therapeutics, Inc.*	2,265	24,847

Praxis Precision Medicines, Inc.*	1,875	103,162

Precigen, Inc.*	11,353	115,801

Precision BioSciences, Inc.*	8,186	68,271

Prelude Therapeutics, Inc.*	1,565	111,976

Prevail Therapeutics, Inc.*	2,507	57,836

Protagonist Therapeutics, Inc.* (a)	5,268	106,203

Protara Therapeutics, Inc.*	592	14,332

Prothena Corp. PLC* (a)	5,361	64,386

PTC Therapeutics, Inc.*	10,547	643,683

Puma Biotechnology, Inc.* (a)	5,319	54,573

Radius Health, Inc.*	7,870	140,558

RAPT Therapeutics, Inc.*	1,925	38,019

REGENXBIO, Inc.*	5,735	260,140

Relay Therapeutics, Inc.* (a)	5,466	227,167

Replimune Group, Inc.*	4,051	154,546

Revolution Medicines, Inc.*	6,552	259,394

Rhythm Pharmaceuticals, Inc.*	5,846	173,802

Rigel Pharmaceuticals, Inc.*	27,703	96,960

Rocket Pharmaceuticals, Inc.*	5,794	317,743

Rubius Therapeutics, Inc.* (a)	6,387	48,477

Sangamo Therapeutics, Inc.*	19,477	303,939

Savara, Inc.*	8,661	9,960

Scholar Rock Holding Corp.*	4,325	209,892

Selecta Biosciences, Inc.* (a)	12,686	38,439

Seres Therapeutics, Inc.*	9,388	230,006

Shattuck Labs, Inc.*	2,204	115,512

Soleno Therapeutics, Inc.*	9,839	18,989

Solid Biosciences, Inc.*	4,486	34,004

Sorrento Therapeutics, Inc.* (a)	42,485	289,960

Spectrum Pharmaceuticals, Inc.*	24,560	83,750

Spero Therapeutics, Inc.* (a)	3,443	66,760

SpringWorks Therapeutics* (a)	4,092	296,752

Spruce Biosciences, Inc.*	1,143	27,786

SQZ Biotechnologies Co.*	735	21,300

Stoke Therapeutics, Inc.*	2,103	130,239

Sutro Biopharma, Inc.*	4,709	102,232

Syndax Pharmaceuticals, Inc.*	4,597	102,237

Syros Pharmaceuticals, Inc.*	7,171	77,805

Taysha Gene Therapies, Inc.*	1,411	37,448

TCR2 Therapeutics, Inc.*	4,298	132,937

TG Therapeutics, Inc.* (a)	19,538	1,016,367

Translate Bio, Inc.*	11,589	213,585

Travere Therapeutics, Inc.*	8,363	227,934

Turning Point Therapeutics, Inc.*	6,358	774,722

Twist Bioscience Corp.*	5,576	787,833

Tyme Technologies, Inc.*	10,890	13,286

Ultragenyx Pharmaceutical, Inc.*	10,647	1,473,864

UNITY Biotechnology, Inc.* (a)	6,145	32,200

UroGen Pharma Ltd.*	3,379	60,890

Vanda Pharmaceuticals, Inc.*	9,282	121,965

Vaxart, Inc.* (a)	8,937	51,030

Vaxcyte, Inc.*	3,123	82,978

VBI Vaccines, Inc.* (a)	29,980	82,445

Veracyte, Inc.*	9,753	477,312

Verastem, Inc.* (a)	29,026	61,825

Vericel Corp.*	7,811	241,204

Viela Bio, Inc.*	3,716	133,665

Viking Therapeutics, Inc.* (a)	11,475	64,604

Vir Biotechnology, Inc.* (a)	9,118	244,180

Voyager Therapeutics, Inc.*	4,551	32,540

vTv Therapeutics, Inc. “A”* (a)	2,058	3,828

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	15

	Shares	Value ($)

X4 Pharmaceuticals, Inc.*	2,761	17,753

XBiotech, Inc.* (a)	2,658	41,598

Xencor, Inc.*	9,411	410,602

XOMA Corp.* (a)	1,030	45,454

Y-mAbs Therapeutics, Inc.*	5,190	256,957

Zentalis Pharmaceuticals, Inc.*	4,885	253,727

ZIOPHARM Oncology, Inc.* (a)	37,066	93,406

		47,426,519

Health Care Equipment & Supplies 3.4%

Accelerate Diagnostics, Inc.* (a)	5,301	40,182

Accuray, Inc.*	15,458	64,460

Acutus Medical, Inc.*	1,614	46,499

Alphatec Holdings, Inc.*	9,225	133,947

AngioDynamics, Inc.*	6,417	98,373

Antares Pharma, Inc.*	28,500	113,715

Apyx Medical Corp.*	5,761	41,479

Aspira Women’s Health, Inc.* (a)	13,894	93,229

AtriCure, Inc.*	7,415	412,793

Atrion Corp.	245	157,349

Avanos Medical, Inc.*	8,108	371,995

AxoGen, Inc.*	6,230	111,517

Axonics Modulation Technologies, Inc.*	5,240	261,581

Bellerophon Therapeutics, Inc.*	642	4,282

Beyond Air, Inc.*	2,449	12,906

BioLife Solutions, Inc.*	2,367	94,420

BioSig Technologies, Inc.*	3,966	15,467

Cantel Medical Corp.	6,481	511,092

Cardiovascular Systems, Inc.*	6,685	292,536

Cerus Corp.*	28,349	196,175

Chembio Diagnostics, Inc.* (a)	3,260	15,485

Co-diagnostics, Inc.* (a)	4,650	43,245

CONMED Corp.	4,662	522,144

CryoLife, Inc.*	6,530	154,173

CryoPort, Inc.*	5,910	259,331

Cutera, Inc.*	3,038	73,246

CytoSorbents Corp.*	7,011	55,878

Eargo, Inc.* (a)	1,338	59,969

Electromed, Inc.*	1,301	12,763

FONAR Corp.*	1,095	19,009

GenMark Diagnostics, Inc.*	11,981	174,923

Glaukos Corp.*	7,258	546,237

Heska Corp.*	1,169	170,265

Inari Medical, Inc.*	1,342	117,143

Inogen, Inc.*	3,213	143,557

Integer Holdings Corp.*	5,594	454,177

Intersect ENT, Inc.*	5,672	129,889

IntriCon, Corp.*	1,404	25,412

Invacare Corp.	5,829	52,170

iRadimed Corp.*	1,016	23,165

iRhythm Technologies, Inc.*	4,917	1,166,362

Lantheus Holdings, Inc.* (a)	11,527	155,499

LeMaitre Vascular, Inc.	2,867	116,114

LENSAR, Inc.* (a)	1,519	11,013

LivaNova PLC*	8,374	554,443

Meridian Bioscience, Inc.*	7,362	137,596

Merit Medical Systems, Inc.*	9,189	510,081

Mesa Laboratories, Inc.	799	229,025

Milestone Scientific, Inc.* (a)	6,529	13,841

Misonix, Inc.*	1,979	24,738

Natus Medical, Inc.*	5,857	117,374

Nemaura Medical, Inc.*	1,260	4,750

Neogen Corp.*	8,978	711,955

	Shares	Value ($)

Nevro Corp.*	5,791	1,002,422

NuVasive, Inc.*	8,653	487,423

OraSure Technologies, Inc.*	11,960	126,597

Orthofix Medical, Inc.*	3,253	139,814

OrthoPediatrics Corp.* (a)	2,249	92,771

Outset Medical, Inc.*	1,651	93,843

Pavmed, Inc.*	6,705	14,215

Pulmonx Corp.*	1,955	134,934

Pulse Biosciences, Inc.* (a)	2,429	57,956

Quotient Ltd.*	12,092	62,999

Repro-med Systems, Inc.*	4,551	27,397

Retractable Technologies, Inc.* (a)	2,191	23,531

Rockwell Medical, Inc.*	12,932	13,061

SeaSpine Holdings Corp.*	4,521	78,891

Shockwave Medical, Inc.*	4,838	501,797

SI-BONE, Inc.*	4,765	142,474

Sientra, Inc.*	8,714	33,897

Silk Road Medical, Inc.*	4,626	291,345

Soliton, Inc.* (a)	1,120	8,602

STAAR Surgical Co.*	7,791	617,203

Stereotaxis, Inc.*	7,711	39,249

Surgalign Holdings, Inc.*	10,287	22,529

SurModics, Inc.*	2,310	100,531

Tactile Systems Technology, Inc.*	3,034	136,348

Tela Bio, Inc.*	1,016	15,281

TransMedics Group, Inc.*	4,269	84,953

Utah Medical Products, Inc. (a)	578	48,725

Vapotherm, Inc.* (a)	3,418	91,807

Varex Imaging Corp.*	6,601	110,105

Venus Concept, Inc.*	3,480	6,020

ViewRay, Inc.* (a)	19,204	73,359

Volitionrx Ltd.* (a)	4,390	17,077

Zynex, Inc.* (a)	3,097	41,686

		14,617,811

Health Care Providers & Services 2.7%

1Life Healthcare, Inc.*	13,353	582,858

Adapthealth Corp.*	4,275	160,569

Addus HomeCare Corp.*	2,485	290,969

American Renal Associates Holdings, Inc.*	2,554	29,243

AMN Healthcare Services, Inc.*	7,904	539,448

Apollo Medical Holdings, Inc.* (a)	3,347	61,150

Avalon GloboCare Corp.* (a)	4,006	4,487

Biodesix, Inc.*	470	9,475

BioTelemetry, Inc.*	5,645	406,892

Brookdale Senior Living, Inc.*	32,046	141,964

Castle Biosciences, Inc.*	2,007	134,770

Community Health Systems, Inc.*	14,792	109,905

CorVel Corp.*	1,448	153,488

Covetrus, Inc.* (a)	19,701	566,207

Cross Country Healthcare, Inc.*	6,108	54,178

Enzo Biochem, Inc.*	7,657	19,296

Exagen, Inc.*	822	10,850

Five Star Senior Living, Inc.*	3,161	21,811

Fulgent Genetics, Inc.* (a)	2,290	119,309

Hanger, Inc.*	6,450	141,835

HealthEquity, Inc.*	12,829	894,310

InfuSystems Holdings, Inc.*	2,553	47,945

LHC Group, Inc.*	5,161	1,100,944

Magellan Health, Inc.*	4,104	339,975

MEDNAX, Inc.*	12,648	310,382

National Healthcare Corp.	2,161	143,512

National Research Corp.	2,208	94,392

The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Index VIP

	Shares	Value ($)

Ontrack, Inc.*	1,381	85,332

Option Care Health, Inc.*	7,393	115,627

Owens & Minor, Inc. (a)	12,303	332,796

Patterson Companies, Inc. (a)	14,522	430,287

Pennant Group, Inc.*	4,340	251,980

PetIQ, Inc.* (a)	3,615	138,997

Progyny, Inc.*	4,642	196,774

Providence Service Corp.*	2,028	281,142

R1 RCM, Inc.*	18,496	444,274

RadNet, Inc.*	7,185	140,610

Select Medical Holdings Corp.*	18,616	514,919

Sharps Compliance Corp.*	2,351	22,217

Surgery Partners, Inc.* (a)	3,916	113,603

Tenet Healthcare Corp.*	17,682	706,042

The Ensign Group, Inc.	8,803	641,915

The Joint Corp.*	2,301	60,424

Tivity Health, Inc.*	7,544	147,787

Triple-S Management Corp. “B”*	3,665	78,248

U.S. Physical Therapy, Inc.	2,124	255,411

Viemed Healthcare, Inc.*	5,962	46,265

		11,494,814

Health Care Technology 1.2%

Accolade, Inc.* (a)	2,200	95,700

Allscripts Healthcare Solutions, Inc.*	26,561	383,541

Computer Programs & Systems, Inc.	2,255	60,524

Evolent Health, Inc. “A”*	13,114	210,218

Health Catalyst, Inc.* (a)	5,761	250,776

HealthStream, Inc.*	4,471	97,647

HMS Holdings Corp.*	15,107	555,182

Icad, Inc.*	3,541	46,741

Inovalon Holdings, Inc. “A”*	12,761	231,868

Inspire Medical Systems, Inc.*	4,457	838,317

NantHealth, Inc.* (a)	5,014	16,195

NextGen Healthcare, Inc.*	9,268	169,048

Omnicell, Inc.*	7,237	868,585

OptimizeRx Corp.*	2,564	79,894

Phreesia, Inc.*	5,662	307,220

Schrodinger, Inc.*	5,128	406,035

Simulations Plus, Inc.	2,351	169,084

Tabula Rasa HealthCare, Inc.*	3,557	152,382

Vocera Communications, Inc.*	5,578	231,654

		5,170,611

Life Sciences Tools & Services 0.9%

Champions Oncology, Inc.*	1,345	14,513

ChromaDex Corp.*	7,218	34,646

Codexis, Inc.* (a)	9,331	203,696

Fluidigm Corp.*	12,296	73,776

Harvard Bioscience, Inc.*	6,434	27,602

Luminex Corp.	7,213	166,765

Medpace Holdings, Inc.*	4,719	656,885

NanoString Technologies, Inc.*	7,506	502,001

NeoGenomics, Inc.* (a)	17,899	963,682

Pacific Biosciences of California, Inc.*	30,084	780,379

Personalis, Inc.*	4,076	149,222

Quanterix Corp.*	3,599	167,353

		3,740,520

Pharmaceuticals 1.6%

AcelRx Pharmaceuticals, Inc.* (a)	14,440	17,906

Aerie Pharmaceuticals, Inc.* (a)	6,410	86,599

	Shares	Value ($)

Agile Therapeutics, Inc.*	12,045	34,569

Amneal Pharmaceuticals, Inc.*	17,240	78,787

Amphastar Pharmaceuticals, Inc.*	6,192	124,521

ANI Pharmaceuticals, Inc.*	1,635	47,480

Aquestive Therapeutics, Inc.*	3,296	17,634

Arvinas, Inc.*	5,880	499,388

Atea Pharmaceuticals, Inc.*	2,449	102,319

Athira Pharma, Inc.*	2,132	73,021

Avenue Therapeutics, Inc.*	1,234	7,342

Axsome Therapeutics, Inc.*	4,714	384,050

Aytu BioScience, Inc.* (a)	429	2,565

BioDelivery Sciences International, Inc.*	15,754	66,167

Cara Therapeutics, Inc.*	6,883	104,140

Cassava Sciences, Inc.* (a)	5,455	37,203

Cerecor, Inc.*	5,898	15,571

Chiasma, Inc.*	8,051	35,022

Collegium Pharmaceutical, Inc.* (a)	5,972	119,619

Corcept Therapeutics, Inc.*	16,556	433,105

CorMedix, Inc.* (a)	5,114	37,997

Cymabay Therapeutics, Inc.*	12,087	69,379

Durect Corp.*	35,489	73,462

Eloxx Pharmaceuticals, Inc.*	4,876	19,407

Endo International PLC*	37,857	271,813

Eton Pharmaceuticals, Inc.* (a)	2,467	20,057

Evofem Biosciences, Inc.* (a)	11,939	28,773

Evolus, Inc.*	3,722	12,506

Fulcrum Therapeutics, Inc.*	2,397	28,069

Graybug Vision, Inc.*	1,078	31,284

Harmony Biosciences Holdings, Inc.*	985	35,608

Harrow Health, Inc.*	3,801	26,075

Imara, Inc.*	1,268	27,959

Innoviva, Inc.*	11,043	136,823

Intra-Cellular Therapies, Inc.*	11,316	359,849

Kala Pharmaceuticals, Inc.* (a)	6,963	47,209

Kaleido Biosciences, Inc.* (a)	1,622	14,760

Lannett Co., Inc.*	5,562	36,264

Liquidia Technologies, Inc.* (a)	3,806	11,228

Lyra Therapeutics, Inc.*	769	8,767

Marinus Pharmaceuticals, Inc.*	4,291	52,350

NGM Biopharmaceuticals, Inc.*	4,089	123,876

Ocular Therapeutix, Inc.*	11,606	240,244

Odonate Therapeutics, Inc.*	2,645	50,784

Omeros Corp.* (a)	9,894	141,336

Optinose, Inc.* (a)	5,767	23,875

Osmotica Pharmaceuticals PLC*	2,153	8,870

Pacira BioSciences, Inc.*	7,207	431,267

Paratek Pharmaceuticals, Inc.*	7,610	47,639

Phathom Pharmaceuticals, Inc.* (a)	1,833	60,892

Phibro Animal Health Corp. “A”	3,568	69,291

Pliant Therapeutics, Inc.*	1,744	39,624

Prestige Consumer Healthcare, Inc.*	8,590	299,533

Provention Bio, Inc.*	8,008	135,656

Recro Pharma, Inc.*	3,553	10,126

Relmada Therapeutics, Inc.*	2,487	79,758

Revance Therapeutics, Inc.*	10,695	303,096

Satsuma Pharmaceuticals, Inc.*	1,715	7,906

scPharmaceuticals, Inc.*	1,016	5,375

SIGA Technologies, Inc.*	9,142	66,462

Strongbridge Biopharma PLC*	7,547	18,339

Supernus Pharmaceuticals, Inc.*	8,465	212,979

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	17

	Shares	Value ($)

Tarsus Pharmaceuticals, Inc.*	1,028	42,487

TherapeuticsMD, Inc.* (a)	41,400	50,094

Theravance Biopharma, Inc.*	7,965	141,538

Tricida, Inc.*	4,989	35,173

Verrica Pharmaceuticals, Inc.*	2,141	24,643

VYNE Therapeutics, Inc.*	24,004	37,926

WaVe Life Sciences Ltd.*	5,506	43,332

Xeris Pharmaceuticals, Inc.*	7,895	38,843

Zogenix, Inc.*	9,646	192,824

		6,620,435

Industrials 15.2%
Aerospace & Defense 0.9%

AAR Corp.	5,583	202,216

Aerojet Rocketdyne Holdings, Inc.*	12,199	644,717

AeroVironment, Inc.*	3,655	317,619

Astronics Corp.*	3,958	52,364

Cubic Corp.	5,332	330,797

Ducommun, Inc.*	1,862	99,989

Kaman Corp.	4,668	266,683

Kratos Defense & Security Solutions, Inc.*	20,534	563,248

Maxar Technologies, Inc.	10,347	399,291

Moog, Inc. “A”	5,081	402,923

National Presto Industries, Inc.	892	78,880

Pae, Inc.*	10,278	94,352

Park Aerospace Corp.	3,363	45,098

Parsons Corp.* (a)	3,921	142,764

Triumph Group, Inc.	8,941	112,299

Vectrus, Inc.*	2,019	100,385

		3,853,625

Air Freight & Logistics 0.3%

Air Transport Services Group, Inc.*	9,989	313,055

Atlas Air Worldwide Holdings, Inc.*	4,380	238,885

Echo Global Logistics, Inc.*	4,558	122,246

Forward Air Corp.	4,598	353,310

Hub Group, Inc. “A”*	5,584	318,288

Radiant Logistics, Inc.*	6,951	40,316

		1,386,100

Airlines 0.3%

Allegiant Travel Co.	2,234	422,762

Hawaiian Holdings, Inc.	7,925	140,273

Mesa Air Group, Inc.*	5,331	35,664

SkyWest, Inc.	8,410	339,007

Spirit Airlines, Inc.* (a)	16,678	407,777

		1,345,483

Building Products 1.5%

AAON, Inc.	7,048	469,608

Advanced Drainage Systems, Inc.	9,582	800,863

Alpha Pro Tech Ltd.* (a)	2,165	24,140

American Woodmark Corp.*	2,836	266,159

Apogee Enterprises, Inc.	4,420	140,026

Builders FirstSource, Inc.*	19,565	798,448

Caesarstone Ltd.	3,857	49,717

Cornerstone Building Brands, Inc.*	7,669	71,168

CSW Industrials, Inc.	2,303	257,729

Gibraltar Industries, Inc.*	5,582	401,569

Griffon Corp.	7,398	150,771

	Shares	Value ($)

Insteel Industries, Inc.	3,220	71,709

JELD-WEN Holding, Inc.*	11,555	293,035

Masonite International Corp.*	4,180	411,061

PGT Innovations, Inc.*	9,591	195,081

Quanex Building Products Corp.	5,721	126,835

Resideo Technologies, Inc.*	23,842	506,881

Simpson Manufacturing Co., Inc.	7,390	690,595

Ufp Industries, Inc.	10,104	561,277

		6,286,672

Commercial Services & Supplies 1.9%

ABM Industries, Inc.	11,305	427,781

Acco Brands Corp.	16,104	136,079

Brady Corp. “A”	8,065	425,993

BrightView Holdings, Inc.*	6,928	104,751

Casella Waste Systems, Inc. “A”*	8,228	509,725

CECO Environmental Corp.*	5,409	37,647

Cimpress PLC* (a)	3,019	264,887

CompX International, Inc.	256	3,643

Covanta Holding Corp.	19,857	260,722

Deluxe Corp.	7,242	211,466

Ennis, Inc.	4,550	81,218

Harsco Corp.*	13,067	234,945

Healthcare Services Group, Inc.	12,711	357,179

Heritage-Crystal Clean, Inc.*	2,615	55,098

Herman Miller, Inc.	10,030	339,014

HNI Corp.	7,144	246,182

IBEX Ltd.*	749	14,006

Interface, Inc.	10,318	108,339

KAR Auction Services, Inc.	22,099	411,262

Kimball International, Inc. “B”	6,312	75,428

Knoll, Inc.	8,723	128,054

Matthews International Corp. “A”	5,305	155,967

McGrath RentCorp.	4,039	271,017

Montrose Environmental Group, Inc.*	1,838	56,904

NL Industries, Inc.	1,487	7,108

PICO Holdings, Inc.*	3,030	28,331

Pitney Bowes, Inc.	30,079	185,287

Quad Graphics, Inc.	5,771	22,045

SP Plus Corp.*	3,976	114,628

Steelcase, Inc. “A”	14,376	194,795

Team, Inc.*	5,127	55,884

Tetra Tech, Inc.	9,178	1,062,629

The Brink’s Co.	8,349	601,128

U.S. Ecology, Inc.	5,443	197,744

UniFirst Corp.	2,546	538,963

Viad Corp.	3,524	127,463

VSE Corp.	1,524	58,659

		8,111,971

Construction & Engineering 1.4%

Aegion Corp.*	5,147	97,742

Ameresco, Inc. “A”*	4,241	221,550

Api Group Corp. 144A*	23,949	434,674

Arcosa, Inc.	8,323	457,182

Argan, Inc.	2,418	107,577

Comfort Systems U.S.A., Inc.	6,140	323,332

Concrete Pumping Holdings, Inc.*	4,510	17,273

Construction Partners, Inc. “A”*	4,421	128,695

Dycom Industries, Inc.*	5,237	395,498

EMCOR Group, Inc.	9,204	841,798

Fluor Corp.	23,851	380,901

Granite Construction, Inc.	7,818	208,819

The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Index VIP

	Shares	Value ($)

Great Lakes Dredge & Dock Corp.*	11,068	145,766

HC2 Holdings, Inc.* (a)	8,367	27,276

IES Holdings, Inc.*	1,406	64,732

MasTec, Inc.*	9,586	653,574

Matrix Service Co.*	4,505	49,645

MYR Group, Inc.*	2,836	170,444

Northwest Pipe Co.*	1,626	46,016

NV5 Holdings, Inc.*	1,880	148,106

Primoris Services Corp.	8,015	221,294

Sterling Construction Co., Inc.*	4,843	90,128

Tutor Perini Corp.*	7,067	91,518

WillScot Mobile Mini Holdings Corp*	27,172	629,575

		5,953,115

Electrical Equipment 1.7%

Allied Motion Technologies, Inc. (a)	1,258	64,284

American Superconductor Corp.* (a)	4,485	105,039

Atkore International Group, Inc.*	7,987	328,346

AZZ, Inc.	4,512	214,049

Bloom Energy Corp. “A”* (a)	15,242	436,836

Encore Wire Corp.	3,537	214,236

EnerSys	7,186	596,869

Fuelcell Energy, Inc.* (a)	48,882	546,012

LSI Industries, Inc.	4,503	38,546

Orion Energy Systems, Inc.*	4,742	46,804

Plug Power, Inc.* (a)	63,788	2,163,051

Powell Industries, Inc.	1,560	46,004

Preformed Line Products Co.	538	36,821

Sunrun, Inc.*	25,604	1,776,405

Thermon Group Holdings, Inc.*	5,319	83,136

TPI Composites, Inc.*	5,265	277,887

Ultralife Corp.*	1,701	11,005

Vicor Corp.*	3,273	301,836

		7,287,166

Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,943	196,654

Machinery 3.6%

Alamo Group, Inc.	1,652	227,893

Albany International Corp. “A”	5,239	384,647

Altra Industrial Motion Corp.	10,909	604,686

Astec Industries, Inc.	3,751	217,108

Barnes Group, Inc.	8,010	406,027

Blue Bird Corp.*	2,368	43,240

Chart Industries, Inc.* (a)	6,137	722,877

CIRCOR International, Inc.*	3,480	133,771

Columbus McKinnon Corp.	3,979	152,953

Douglas Dynamics, Inc.	3,740	159,960

Energy Recovery, Inc.*	6,851	93,448

Enerpac Tool Group Corp.	9,047	204,553

EnPro Industries, Inc.	3,466	261,752

ESCO Technologies, Inc.	4,386	452,723

Evoqua Water Technologies Corp.*	15,412	415,816

Federal Signal Corp.	10,223	339,097

Franklin Electric Co., Inc.	7,780	538,454

Gencor Industries, Inc.*	1,552	19,090

Gorman-Rupp Co.	3,070	99,622

Graham Corp.	1,650	25,047

Greenbrier Companies, Inc.	5,592	203,437

Helios Technologies, Inc.	5,266	280,625

	Shares	Value ($)

Hillenbrand, Inc.	12,692	505,142

Hurco Companies, Inc.	1,178	35,340

Hyster-Yale Materials Handling, Inc.	1,735	103,319

John Bean Technologies Corp.	5,313	604,991

Kadant, Inc.	1,915	269,977

Kennametal, Inc.	14,025	508,266

L.B. Foster Co. “A”*	1,769	26,623

Lindsay Corp.	1,811	232,641

Luxfer Holdings PLC	4,431	72,757

Lydall, Inc.*	2,816	84,564

Manitowoc Co., Inc.*	5,804	77,251

Mayville Engineering Co., Inc.*	1,165	15,634

Meritor, Inc.*	11,657	325,347

Miller Industries, Inc.	1,943	73,873

Mueller Industries, Inc.	9,521	334,282

Mueller Water Products, Inc. “A”	26,334	326,015

Navistar International Corp.*	8,552	375,946

NN, Inc.*	7,174	47,133

Omega Flex, Inc.	507	74,022

Park-Ohio Holdings Corp.	1,505	46,505

Proto Labs, Inc.*	4,546	697,356

RBC Bearings, Inc.*	4,179	748,208

REV Group, Inc.	4,814	42,411

Rexnord Corp.	20,416	806,228

Shyft Group, Inc. (a)	5,750	163,185

SPX Corp.*	7,342	400,433

SPX FLOW, Inc.*	7,274	421,601

Standex International Corp.	2,137	165,660

Tennant Co.	3,051	214,089

Terex Corp.	11,342	395,722

The Eastern Co.	1,014	24,437

The ExOne Co.* (a)	2,091	19,844

TriMas Corp.*	6,859	217,225

Wabash National Corp.	8,763	150,986

Watts Water Technologies, Inc. “A”	4,629	563,349

Welbilt, Inc.*	21,895	289,014

		15,446,202

Marine 0.2%

Costamare, Inc.	8,727	72,260

Eagle Bulk Shipping, Inc.* (a)	1,091	20,729

Genco Shipping & Trading Ltd.	2,769	20,380

Matson, Inc.	7,236	412,235

Pangaea Logistics Solutions Ltd.	2,016	5,584

Safe Bulkers, Inc.*	9,520	12,376

Scorpio Bulkers, Inc.	1,501	25,412

SEACOR Holdings, Inc.*	3,345	138,650

		707,626

Professional Services 1.2%

Acacia Research Corp.*	8,316	32,765

Akerna Corp.* (a)	3,065	9,931

ASGN, Inc.*	8,624	720,363

Barrett Business Services, Inc.	1,316	89,764

BG Staffing, Inc.	1,659	22,380

CBIZ, Inc.*	8,513	226,531

CRA International, Inc.	1,293	65,852

Exponent, Inc.	8,759	788,573

Forrester Research, Inc.*	1,918	80,364

Franklin Covey Co.*	2,221	49,462

GP Strategies Corp.*	2,171	25,748

Heidrick & Struggles International, Inc.	3,267	95,984

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	19

	Shares	Value ($)

Huron Consulting Group, Inc.*	3,932	231,791

ICF International, Inc.	3,044	226,261

Insperity, Inc.	6,089	495,766

Kelly Services, Inc. “A”	5,863	120,602

Kforce, Inc.	3,262	137,298

Korn/Ferry International	9,186	399,591

Mastech Holdings, Inc.*	724	11,512

Mistras Group, Inc.*	2,950	22,892

Red Violet, Inc.*	1,212	31,645

Resources Connection, Inc.	5,353	67,287

TriNet Group, Inc.*	6,991	563,475

TrueBlue, Inc.*	5,757	107,598

Upwork, Inc.*	15,745	543,517

Willdan Group, Inc.* (a)	1,788	74,560

		5,241,512

Road & Rail 0.5%

ArcBest Corp.	4,366	186,297

Avis Budget Group, Inc.*	8,972	334,656

Covenant Logistics Group, Inc.*	2,069	30,642

Daseke, Inc.*	7,884	45,806

Heartland Express, Inc.	8,425	152,492

Marten Transport Ltd.	9,827	169,319

P.A.M. Transportation Services, Inc.*	333	16,317

Saia, Inc.*	4,476	809,261

U.S. Xpress Enterprises, Inc. “A”*	3,914	26,772

Universal Logistics Holdings, Inc.	1,353	27,858

Werner Enterprises, Inc.	10,264	402,554

		2,201,974

Trading Companies & Distributors 1.6%

Alta Equipment Group, Inc.*	2,939	29,037

Applied Industrial Technologies, Inc.	6,629	516,996

Beacon Roofing Supply, Inc.*	9,186	369,185

BMC Stock Holdings, Inc.*	11,359	609,751

Boise Cascade Co.	6,658	318,252

CAI International, Inc.	2,836	88,597

DXP Enterprises, Inc.*	2,901	64,489

EVI Industries, Inc.*	839	25,103

Foundation Building Materials, Inc.*	3,533	67,869

GATX Corp.	5,971	496,668

General Finance Corp.*	1,969	16,756

GMS, Inc.*	7,225	220,218

H&E Equipment Services, Inc.	5,571	166,072

Herc Holdings, Inc.*	4,074	270,554

Lawson Products, Inc.*	770	39,201

MRC Global, Inc.*	13,532	89,717

Nesco Holdings, Inc.Common Stoc*	2,494	18,381

NOW, Inc.*	18,888	135,616

Rush Enterprises, Inc. “A”	6,863	284,265

Rush Enterprises, Inc. “B”	1,155	43,763

SiteOne Landscape Supply, Inc.*	7,489	1,187,980

Systemax, Inc.	2,010	72,139

Textainer Group Holdings Ltd.*	8,557	164,123

Titan Machinery, Inc.*	3,227	63,088

Transcat, Inc.*	1,225	42,483

Triton International Ltd.	10,198	494,705

Veritiv Corp.*	2,257	46,923

WESCO International, Inc.*	8,297	651,315

Willis Lease Finance Corp.*	491	14,956

		6,608,202

	Shares	Value ($)
Information Technology 14.0%
Communications Equipment 0.8%

Acacia Communications, Inc.*	6,579	480,004

ADTRAN, Inc.	8,318	122,857

Applied Optoelectronics, Inc.* (a)	3,437	29,249

CalAmp Corp.*	5,920	58,726

Calix, Inc.*	9,059	269,596

Cambium Networks Corp.*	952	23,876

Casa Systems, Inc.*	5,871	36,224

Clearfield, Inc.*	1,926	47,611

Comtech Telecommunications Corp.	4,247	87,870

Digi International, Inc.*	5,013	94,746

DZS, Inc.*	2,058	31,837

Extreme Networks, Inc.*	20,227	139,364

Genasys, Inc.*	5,826	37,986

Harmonic, Inc.*	16,559	122,371

Infinera Corp.*	27,834	291,700

Inseego Corp.* (a)	12,168	188,239

KVH Industries, Inc.*	2,908	33,006

NETGEAR, Inc.*	5,139	208,798

NetScout Systems, Inc.*	12,017	329,506

PC-Tel, Inc.	2,943	19,336

Plantronics, Inc. (a)	5,942	160,612

Resonant, Inc.* (a)	8,488	22,493

Ribbon Communications, Inc.*	12,018	78,838

Viavi Solutions, Inc.*	38,585	577,810

		3,492,655

Electronic Equipment, Instruments & Components 2.3%

Akoustis Technologies, Inc.* (a)	5,677	69,430

Arlo Technologies, Inc.*	13,478	104,994

Badger Meter, Inc.	4,981	468,513

Bel Fuse, Inc. “B”	1,744	26,212

Belden, Inc.	7,411	310,521

Benchmark Electronics, Inc.	6,344	171,351

CTS Corp.	5,494	188,609

Daktronics, Inc.	6,326	29,606

ePlus, Inc.*	2,306	202,813

Fabrinet*	6,298	488,662

FARO Technologies, Inc.*	3,078	217,399

Fitbit, Inc. “A”*	42,120	286,416

II-VI, Inc.*	17,414	1,322,767

Insight Enterprises, Inc.*	5,929	451,138

Intellicheck, Inc.*	2,978	33,964

Iteris, Inc.*	6,737	38,064

Itron, Inc.*	6,778	650,010

Kimball Electronics, Inc.*	4,200	67,158

Knowles Corp.*	14,837	273,446

Luna Innovations, Inc.*	5,100	50,388

Methode Electronics, Inc.	6,136	234,886

MTS Systems Corp.	3,228	187,740

Napco Security Technologies, Inc.* (a)	2,049	53,725

nLight, Inc.*	6,058	197,794

Novanta, Inc.*	5,809	686,740

OSI Systems, Inc.*	2,836	264,372

PAR Technology Corp.* (a)	3,224	202,435

PC Connection, Inc.	1,908	90,229

Plexus Corp.*	4,913	384,246

Powerfleet, Inc.*	4,787	35,567

Research Frontiers, Inc.* (a)	4,947	13,901

Rogers Corp.*	3,188	495,064

Sanmina Corp.*	10,776	343,647

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Index VIP

	Shares	Value ($)

ScanSource, Inc.*	4,413	116,415

TTM Technologies, Inc.*	16,698	230,349

Vishay Intertechnology, Inc.	22,769	471,546

Vishay Precision Group, Inc.*	2,184	68,752

Wrap Technologies, Inc.* (a)	2,132	10,298

		9,539,167

IT Services 1.9%

Brightcove, Inc.* (a)	6,600	121,440

Cardtronics PLC “A”*	6,025	212,683

Cass Information Systems, Inc.	2,458	95,641

Conduent, Inc.*	28,775	138,120

CSG Systems International, Inc.	5,473	246,668

Endurance International Group Holdings, Inc.*	11,561	109,251

EVERTEC, Inc.	10,307	405,271

Evo Payments, Inc. “A”*	7,077	191,150

Exlservice Holdings, Inc.*	5,587	475,621

Greensky, Inc. “A”*	10,943	50,666

Grid Dynamics Holdings, Inc.*	4,549	57,317

GTT Communications, Inc.* (a)	5,566	19,871

I3 Verticals, Inc. “A”*	3,037	100,828

Information Services Group, Inc.*	5,870	19,254

International Money Express, Inc.*	4,656	72,261

KBR, Inc.	24,092	745,166

Limelight Networks, Inc.* (a)	20,470	81,675

LiveRamp Holdings, Inc.*	10,905	798,137

ManTech International Corp. “A”	4,645	413,126

MAXIMUS, Inc.	10,373	759,200

MoneyGram International, Inc.*	10,947	59,825

NIC, Inc.	11,152	288,056

Paysign, Inc.*	5,155	23,919

Perficient, Inc.*	5,454	259,883

Perspecta, Inc.	23,514	566,217

PFSweb, Inc.*	2,616	17,606

Priority Technology Holdings, Inc.*	1,214	8,547

Rackspace Technology, Inc.* (a)	5,771	109,995

Repay Holdings Corp. Common Sto*	10,256	279,476

ServiceSource International, Inc.*	14,899	26,222

StarTek, Inc.*	2,999	22,553

Sykes Enterprises, Inc.*	6,542	246,437

The Hackett Group, Inc.	4,329	62,294

TTEC Holdings, Inc.	3,071	223,968

Tucows, Inc. “A”* (a)	1,629	120,367

Unisys Corp.*	10,482	206,286

Verra Mobility Corp.*	22,650	303,963

Virtusa Corp.*	4,905	250,793

		8,189,753

Semiconductors & Semiconductor Equipment 2.9%

Advanced Energy Industries, Inc.*	6,455	625,941

Alpha & Omega Semiconductor Ltd.*	3,567	84,324

Ambarella, Inc.*	5,645	518,324

Amkor Technology, Inc.	16,716	252,077

Atomera, Inc.* (a)	2,676	43,057

Axcelis Technologies, Inc.*	5,740	167,149

AXT, Inc.*	6,884	65,880

Brooks Automation, Inc.	12,360	838,626

CEVA, Inc.*	3,745	170,397

CMC Materials, Inc.	4,937	746,968

Cohu, Inc.	6,943	265,084

	Shares	Value ($)

CyberOptics Corp.*	1,251	28,385

Diodes, Inc.*	7,256	511,548

DSP Group, Inc.*	3,869	64,187

FormFactor, Inc.*	13,099	563,519

GSI Technology, Inc.*	2,812	20,809

Ichor Holdings Ltd.*	3,858	116,299

Impinj, Inc.* (a)	2,924	122,428

Lattice Semiconductor Corp.*	23,229	1,064,353

MACOM Technology Solutions Holdings, Inc.*	7,996	440,100

Maxeon Solar Technologies Ltd.* (a)	1,700	48,229

MaxLinear, Inc.*	11,631	444,188

NeoPhotonics Corp.*	7,981	72,547

NVE Corp.	734	41,236

Onto Innovation, Inc.*	7,983	379,592

PDF Solutions, Inc.* (a)	5,015	108,324

Photronics, Inc.*	11,010	122,872

Pixelworks, Inc.*	7,113	20,059

Power Integrations, Inc.	10,058	823,348

Rambus, Inc.*	19,307	337,100

Semtech Corp.*	10,990	792,269

Silicon Laboratories, Inc.*	7,400	942,316

SiTime Corp.*	1,578	176,625

SMART Global Holdings, Inc.*	2,447	92,081

SunPower Corp.* (a)	13,019	333,807

Synaptics, Inc.*	5,855	564,422

Ultra Clean Holdings, Inc.*	6,712	209,079

Veeco Instruments, Inc.*	8,482	147,247

		12,364,796

Software 5.9%

8x8, Inc.*	17,900	617,013

A10 Networks, Inc.*	9,738	96,017

ACI Worldwide, Inc.*	19,462	747,925

Agilysys, Inc.*	3,235	124,159

Alarm.com Holdings, Inc.*	8,108	838,773

Altair Engineering, Inc. “A”*	7,340	427,041

American Software, Inc. “A”	5,169	88,752

Appfolio, Inc. “A”*	2,790	502,312

Appian Corp.* (a)	6,064	982,914

Asure Software, Inc.*	2,283	16,209

Avaya Holdings Corp.*	13,980	267,717

Benefitfocus, Inc.*	5,096	73,790

Blackbaud, Inc.	8,370	481,777

Blackline, Inc.* (a)	8,668	1,156,138

Bottomline Technologies de, Inc.*	7,518	396,499

Box, Inc. “A”*	24,098	434,969

Cerence, Inc.*	6,257	628,703

ChannelAdvisor Corp.*	4,843	77,391

Cloudera, Inc.*	35,135	488,728

CommVault Systems, Inc.*	7,125	394,511

Cornerstone OnDemand, Inc.*	10,387	457,443

Digimarc Corp.* (a)	2,039	96,322

Digital Turbine, Inc.*	14,317	809,770

Domo, Inc. “B”*	4,425	282,182

Ebix, Inc. (a)	4,597	174,548

eGain Corp.* (a)	3,562	42,067

Envestnet, Inc.*	9,049	744,642

GTY Technology Holdings, Inc.*	7,615	39,446

Intelligent Systems Corp.* (a)	1,272	51,020

InterDigital, Inc.	5,258	319,055

J2 Global, Inc.*	7,343	717,338

LivePerson, Inc.* (a)	10,630	661,505

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	21

	Shares	Value ($)

MicroStrategy, Inc. “A”* (a)	1,246	484,133

Mimecast Ltd.*	9,695	551,064

Mitek Systems, Inc.*	6,985	124,193

Model N, Inc.*	5,911	210,904

OneSpan, Inc.*	5,805	120,047

Park City Group, Inc.*	1,956	9,369

Ping Identity Holding Corp.*	6,169	176,680

Progress Software Corp.	7,640	345,252

PROS Holdings, Inc.*	6,651	337,671

Q2 Holdings, Inc.*	8,568	1,084,109

QAD, Inc. “A”	2,019	127,560

Qualys, Inc.*	5,804	707,334

Rapid7, Inc.*	8,841	797,105

Rimini Street, Inc.*	3,637	16,112

SailPoint Technologies Holding, Inc.*	14,998	798,494

Sapiens International Corp. NV	4,661	142,673

Seachange International, Inc.*	5,763	8,068

SecureWorks Corp. “A”*	1,587	22,567

ShotSpotter, Inc.*	1,482	55,871

Smith Micro Software, Inc.*	6,276	34,016

Sprout Social, Inc. “A”*	4,726	214,608

SPS Commerce, Inc.*	6,074	659,576

Sumo Logic, Inc.* (a)	2,417	69,078

SVMK, Inc.*	20,946	535,170

Synchronoss Technologies, Inc.*	7,059	33,177

TeleNav, Inc.*	5,692	26,752

Tenable Holdings, Inc.*	12,047	629,576

Upland Software, Inc.*	4,490	206,046

Varonis Systems, Inc.*	5,331	872,205

Verint Systems, Inc.*	11,042	741,802

Veritone, Inc.*	4,082	116,133

Virnetx Holding Corp. (a)	11,113	56,010

Workiva, Inc.*	6,764	619,718

Xperi Holding Corp.	17,705	370,035

Yext, Inc.*	17,537	275,682

Zix Corp.*	9,410	81,208

Zuora, Inc. “A”*	17,358	241,797

		25,138,471

Technology Hardware, Storage & Peripherals 0.2%

3D Systems Corp.* (a)	20,556	215,427

Avid Technology, Inc.*	5,511	87,460

Corsair Gaming, Inc.* (a)	2,602	94,244

Diebold Nixdorf, Inc.*	12,155	129,572

Eastman Kodak Co.* (a)	2,675	21,775

Immersion Corp.*	3,389	38,262

Intevac, Inc.*	3,956	28,523

Quantum Corp.*	5,044	30,869

Super Micro Computer, Inc.*	7,406	234,474

		880,606

Materials 4.2%
Chemicals 1.7%

Advanced Emissions Solutions, Inc.	2,717	14,944

AdvanSix, Inc.*	4,453	89,015

AgroFresh Solutions, Inc.*	5,534	12,562

American Vanguard Corp.	5,021	77,926

Amyris, Inc.* (a)	17,825	110,069

Avient Corp.	15,446	622,165

Balchem Corp.	5,473	630,599

Chase Corp.	1,283	129,596

Ferro Corp.*	14,205	207,819

	Shares	Value ($)

FutureFuel Corp.	4,435	56,324

GCP Applied Technologies, Inc.*	8,478	200,505

H.B. Fuller Co.	8,679	450,267

Hawkins, Inc.	1,689	88,352

Ingevity Corp.*	7,016	531,322

Innospec, Inc.	4,169	378,253

Intrepid Potash, Inc.*	1,750	42,263

Koppers Holdings, Inc.*	3,544	110,431

Kraton Corp.*	5,434	151,011

Kronos Worldwide, Inc.	4,054	60,445

Livent Corp.*	24,911	469,323

Marrone Bio Innovations, Inc.*	10,928	13,660

Minerals Technologies, Inc.	5,810	360,917

Orion Engineered Carbons SA	10,471	179,473

PQ Group Holdings, Inc.	6,675	95,185

Quaker Chemical Corp.	2,267	574,435

Rayonier Advanced Materials, Inc.*	10,963	71,479

Sensient Technologies Corp.	7,184	529,964

Stepan Co.	3,700	441,484

Trecora Resources*	4,005	27,995

Tredegar Corp. (a)	4,503	75,200

Trinseo SA	6,452	330,407

Tronox Holdings PLC “A”*	14,915	218,057

		7,351,447

Construction Materials 0.2%

Forterra, Inc.*	4,807	82,656

Summit Materials, Inc. “A”*	19,605	393,669

U.S. Concrete, Inc.*	2,788	111,436

United States Lime & Minerals, Inc.	355	40,470

		628,231

Containers & Packaging 0.2%

Greif, Inc. “A”	4,284	200,834

Greif, Inc. “B”	1,015	49,106

Myers Industries, Inc.	6,226	129,376

O-i Glass, Inc.	26,779	318,670

Pactiv Evergreen, Inc.*	6,727	122,028

Ranpak Holdings Corp. Common St*	5,097	68,504

UFP Technologies, Inc.*	1,211	56,432

		944,950

Metals & Mining 1.7%

Alcoa Corp.*	31,688	730,408

Allegheny Technologies, Inc.*	21,438	359,515

Arconic Corp.*	17,047	508,001

Caledonia Mining Corp. PLC	1,984	31,506

Carpenter Technology Corp.	7,939	231,184

Century Aluminum Co.*	8,743	96,435

Cleveland-Cliffs, Inc. (a)	66,964	974,996

Coeur Mining, Inc.*	41,453	429,039

Commercial Metals Co.	20,437	419,776

Compass Minerals International, Inc.	5,844	360,692

Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0

Fortitude Gold Corp. (b)	3,224	3,385

Gatos Silver, Inc.*	3,851	50,178

Gold Resource Corp.	11,287	32,845

Haynes International, Inc.	2,212	52,734

Hecla Mining Co.	88,331	572,385

The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Index VIP

	Shares	Value ($)

Kaiser Aluminum Corp.	2,631	260,206

Materion Corp.	3,521	224,358

Novagold Resources, Inc.*	40,423	390,890

Olympic Steel, Inc.	1,578	21,035

Ryerson Holding Corp.*	2,757	37,605

Schnitzer Steel Industries, Inc. “A”	4,336	138,362

SunCoke Energy, Inc.	13,293	57,825

TimkenSteel Corp.*	7,873	36,767

United States Steel Corp. (a)	37,361	626,544

Warrior Met Coal, Inc.	8,930	190,388

Worthington Industries, Inc.	6,201	318,359

		7,155,418

Paper & Forest Products 0.4%

Clearwater Paper Corp.*	2,802	105,776

Domtar Corp.	9,330	295,295

Glatfelter Corp.	7,211	118,116

Louisiana-Pacific Corp.	18,634	692,626

Neenah, Inc.	2,920	161,534

Schweitzer-Mauduit International, Inc.	5,182	208,368

Verso Corp. “A”	5,267	63,309

		1,645,024

Real Estate 6.1%
Equity Real Estate Investment Trusts (REITs) 5.3%

Acadia Realty Trust	14,158	200,902

Agree Realty Corp.	9,346	622,257

Alexander & Baldwin, Inc.	12,017	206,452

Alexander’s, Inc. (a)	374	103,729

Alpine Income Property Trust, Inc.	1,136	17,029

American Assets Trust, Inc.	8,423	243,256

American Finance Trust, Inc.	18,851	140,063

Armada Hoffler Properties, Inc.	9,992	112,110

Bluerock Residential Growth REIT, Inc.	4,278	54,202

Broadstone Net Lease, Inc. “A”	5,901	115,542

BRT Apartments Corp.	1,764	26,813

CareTrust REIT, Inc.	16,314	361,845

CatchMark Timber Trust, Inc. “A”	8,652	80,983

Centerspace	2,183	154,207

Chatham Lodging Trust	8,060	87,048

CIM Commercial Trust Corp.	1,935	27,554

City Office REIT, Inc.	7,116	69,523

Clipper Realty, Inc.	2,541	17,914

Colony Capital, Inc.	81,383	391,452

Columbia Property Trust, Inc.	19,203	275,371

Community Healthcare Trust, Inc.	3,735	175,956

CoreCivic, Inc.	20,766	136,017

CorEnergy Infrastructure Trust, Inc.	2,385	16,337

CorePoint Lodging, Inc.	6,963	47,905

Cto Realty Growth, Inc.	1,059	44,647

DiamondRock Hospitality Co.	33,505	276,416

Diversified Healthcare Trust	39,390	162,287

Easterly Government Properties, Inc.	13,750	311,438

EastGroup Properties, Inc.	6,675	921,550

Essential Properties Realty Trust, Inc.	17,603	373,184

Farmland Partners, Inc.	4,375	38,063

Four Corners Property Trust, Inc.	12,367	368,166

Franklin Street Properties Corp.	17,735	77,502

Front Yard Residential Corp.	8,752	141,782

	Shares	Value ($)

Getty Realty Corp.	5,956	164,028

Gladstone Commercial Corp.	5,804	104,472

Gladstone Land Corp.	3,386	49,571

Global Medical REIT, Inc. (a)	7,351	96,004

Global Net Lease, Inc.	15,104	258,883

Healthcare Realty Trust, Inc.	22,998	680,741

Hersha Hospitality Trust	6,188	48,823

Independence Realty Trust, Inc.	15,827	212,557

Industrial Logistics Properties Trust	10,875	253,279

Innovative Industrial Properties, Inc.	3,706	678,680

iStar, Inc.	12,176	180,814

Kite Realty Group Trust	13,865	207,420

Lexington Realty Trust	46,325	491,971

LTC Properties, Inc.	6,511	253,343

Mack-Cali Realty Corp. (a)	14,679	182,900

Monmouth Real Estate Investment Corp.	15,907	275,509

National Health Investors, Inc. (a)	7,273	503,073

National Storage Affiliates Trust	10,735	386,782

NETSTREIT Corp.	2,166	42,215

New Senior Investment Group, Inc.	14,182	73,463

NexPoint Residential Trust, Inc.	3,765	159,297

Office Properties Income Trust	8,302	188,621

One Liberty Properties, Inc.	2,884	57,882

Pebblebrook Hotel Trust	22,227	417,868

Physicians Realty Trust	35,341	629,070

Piedmont Office Realty Trust, Inc. “A”	21,573	350,130

Plymouth Industrial Reit, Inc.	3,881	58,215

PotlatchDeltic Corp.	11,122	556,322

Preferred Apartment Communities, Inc. “A”	8,392	62,101

PS Business Parks, Inc.	3,416	453,884

QTS Realty Trust, Inc. “A”	10,960	678,205

Retail Opportunity Investments Corp.	19,387	259,592

Retail Properties of America, Inc. “A”	36,044	308,537

Retail Value, Inc.	3,076	45,740

RLJ Lodging Trust	27,987	396,016

RPT Realty	14,097	121,939

Ryman Hospitality Properties, Inc.	8,640	585,446

Sabra Health Care REIT, Inc.	34,727	603,208

Safehold, Inc. (a)	3,080	223,269

Saul Centers, Inc.	2,096	66,401

Seritage Growth Properties “A”*	5,949	87,331

Service Properties Trust (a)	27,848	319,974

SITE Centers Corp.	25,667	259,750

STAG Industrial, Inc.	25,593	801,573

Summit Hotel Properties, Inc.	17,169	154,693

Sunstone Hotel Investors, Inc.	36,727	416,117

Tanger Factory Outlet Centers, Inc. (a)	15,688	156,252

Terreno Realty Corp.	11,411	667,658

The Geo Group, Inc. (a)	19,963	176,872

The Macerich Co. (a)	25,454	271,594

UMH Properties, Inc. (a)	6,347	93,999

Uniti Group, Inc.	33,011	387,219

Universal Health Realty Income Trust	2,232	143,451

Urban Edge Properties	19,457	251,774

Urstadt Biddle Properties “A”	5,208	73,589

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	23

	Shares	Value ($)

Washington Real Estate Investment Trust	14,080	304,550

Whitestone REIT	6,972	55,567

Xenia Hotels & Resorts, Inc.	19,003	288,846

		22,676,582

Real Estate Management & Development 0.8%

Altisource Portfolio Solutions SA*	683	8,797

American Realty Investors, Inc.*	231	2,518

Cushman & Wakefield PLC*	18,622	276,164

EXP World Holdings, Inc.*	4,223	266,556

Fathom Holdings, Inc.*	795	28,652

Forestar Group, Inc.*	2,852	57,553

FRP Holdings, Inc.*	1,161	52,884

Griffin Land & Nurseries, Inc.	527	32,937

Kennedy-Wilson Holdings, Inc.	20,310	363,346

Marcus & Millichap, Inc.*	3,913	145,681

Maui Land & Pineapple Co., Inc.*	1,307	15,070

Newmark Group, Inc. “A”	24,867	181,280

Rafael Holdings, Inc. “B”*	1,586	36,986

RE/MAX Holdings, Inc. “A”	3,197	116,147

Realogy Holdings Corp.*	19,291	253,098

Redfin Corp.*	16,989	1,165,955

Stratus Properties, Inc.*	1,061	27,056

Tejon Ranch Co.* (a)	3,712	53,638

The RMR Group, Inc. “A”	2,639	101,918

The St. Joe Co.	5,566	236,277

Transcontinental Realty Investors, Inc.*	210	5,063

		3,427,576

Utilities 3.0%
Electric Utilities 0.6%

ALLETE, Inc.	8,798	544,948

Genie Energy Ltd. “B”	2,106	15,184

MGE Energy, Inc.	6,191	433,556

Otter Tail Corp.	6,804	289,919

PNM Resources, Inc.	13,490	654,670

Portland General Electric Co.	15,268	653,012

Spark Energy, Inc. “A”	2,030	19,427

		2,610,716

Gas Utilities 0.9%

Brookfield Infrastructure Corp. “A”	5,432	392,734

Chesapeake Utilities Corp.	2,919	315,865

New Jersey Resources Corp.	16,119	573,030

Northwest Natural Holding Co.	5,103	234,687

ONE Gas, Inc.	8,973	688,857

RGC Resources, Inc.	1,312	31,199

South Jersey Industries, Inc.	17,266	372,082

Southwest Gas Holdings, Inc.	9,482	576,032

Spire, Inc.	8,516	545,365

		3,729,851

Independent Power & Renewable Electricity Producers 0.7%

Atlantic Power Corp.*	15,529	32,611

Brookfield Renewable Corp. “A”	17,542	1,022,172

Clearway Energy, Inc. “A”	6,056	178,955

Clearway Energy, Inc. “C”	14,012	447,403

Ormat Technologies, Inc.	6,824	616,071

Sunnova Energy International, Inc.*	9,132	412,127

		2,709,339

	Shares	Value ($)

Multi-Utilities 0.4%

Avista Corp.	11,681	468,875

Black Hills Corp.	10,635	653,521

NorthWestern Corp.	8,567	499,542

Unitil Corp. (a)	2,416	106,956

		1,728,894

Water Utilities 0.4%

American States Water Co.	6,307	501,470

Artesian Resources Corp. “A”	1,418	52,579

Cadiz, Inc.* (a)	3,525	37,541

California Water Service Group	8,402	453,960

Consolidated Water Co., Ltd.	2,551	30,740

Global Water Resources, Inc.	2,087	30,074

Middlesex Water Co.	2,884	209,003

Pure Cycle Corp.*	3,308	37,149

SJW Group	4,493	311,635

York Water Co.	2,274	105,968

		1,770,119
Total Common Stocks (Cost $299,370,368)		421,835,038

Rights 0.0%
Health Care

GTX, Inc.* (a) (b)	123	252

Omthera Pharmaceutical, Inc.* (b)	1,167	700

Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $355)		1,053

Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 5/14/2025* (b) (Cost $0)	66	993

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.11**, 1/28/2021 (c) (Cost $1,519,875)	1,520,000	1,519,942

	Shares	Value ($)
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d) (e) (Cost $21,733,499)	21,733,499	21,733,499

The accompanying notes are an integral part of the financial statements.

24	|	DWS Small Cap Index VIP

	Shares	Value ($)

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.08% (d) (Cost $1,628,225)	1,628,225	1,628,225

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $324,252,322)	105.3	446,718,750
Other Assets and Liabilities, Net	(5.3)	(22,297,890)
Net Assets	100.0	424,420,860

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d) (e)
14,803,664	6,929,835	(f)	—	—	—	437,190	—	21,733,499	21,733,499
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.08% (d)
5,850,788	127,542,251		131,764,814	—	—	24,323	—	1,628,225	1,628,225
20,654,452	134,472,086		131,764,814	—	—	461,513	—	23,361,724	23,361,724

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $33,858,571, which is 8.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	At December 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,996,744

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At December 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	3/19/2021	38	3,686,515	3,752,120	65,605

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	25

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$421,831,653	$—	$3,385	$421,835,038
Rights	—	—	1,053	1,053
Warrants	—	—	993	993
Government & Agency Obligation	—	1,519,942	—	1,519,942
Short-Term Investments (g)	23,361,724	—	—	23,361,724
Derivatives (h)
Futures Contracts	65,605	—	—	65,605
Total	$445,258,982	$1,519,942	$5,431	$446,784,355

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Small Cap Index VIP

Statement of Assets and Liabilities

as of December 31, 2020

Assets
Investments in non-affiliated securities, at value (cost $300,890,598) — including $33,858,571 of securities loaned	$423,357,026
Investment in DWS Government & Agency Securities Portfolio (cost $21,733,499)*	21,733,499
Investment in DWS Central Cash Management Government Fund (cost $1,628,225)	1,628,225
Cash	12,668
Receivable for investments sold	47,527
Receivable for Fund shares sold	88,708
Dividends receivable	371,271
Interest receivable	31,710
Other assets	6,708
Total assets	447,277,342

Liabilities
Payable upon return of securities loaned	21,733,499
Payable for investments purchased	3,018
Payable for Fund shares redeemed	902,057
Payable for variation margin on futures contracts	2,411
Accrued management fee	84,003
Accrued Trustees’ fees	3,571
Other accrued expenses and payables	127,923
Total liabilities	22,856,482
Net assets, at value	$424,420,860

Net Assets Consist of
Distributable earnings (loss)	145,304,074
Paid-in capital	279,116,786
Net assets, at value	$424,420,860

Net Asset Value
Class A

Net Asset Value and redemption price per share ($386,966,191 ÷ 22,246,452 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.39
Class B

Net Asset Value offering and redemption price per share ($37,454,669 ÷ 2,154,282 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.39

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $13,996,744.

Statement of Operations

for the year ended December 31, 2020

Investment Income
Income:
Dividends (net of foreign taxes withheld of $5,317)	$4,256,229
Interest	10,237
Income distributions — DWS Central Cash Management Government Fund	24,323
Securities lending income, net of borrower rebates	437,190
Total income	4,727,979
Expenses:
Management fee	1,202,381
Administration fee	335,099
Services to Shareholders	2,811
Recordkeeping fee (Class B)	11,979
Distribution service fee (Class B)	75,399
Custodian fee	22,654
Professional fees	69,986
Reports to shareholders	62,138
Trustees’ fees and expenses	12,730
Other	20,525
Total expenses before expense reductions	1,815,702
Expense reductions	(392,615)
Total expenses after expense reductions	1,423,087
Net investment income	3,304,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	23,582,521
Futures	748,642
24,331,163
Change in net unrealized appreciation (depreciation) on:
Investments	44,380,871
Futures	63,946
44,444,817
Net gain (loss)	68,775,980
Net increase (decrease) in net assets resulting from operations	$72,080,872

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	27

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2020	2019
Operations:
Net investment income (loss)	$3,304,892	$3,723,016
Net realized gain (loss)	24,331,163	34,227,399
Change in net unrealized appreciation (depreciation)	44,444,817	44,229,913
Net increase (decrease) in net assets resulting from operations	72,080,872	82,180,328
Distributions to shareholders:
Class A	(36,874,155)	(33,194,342)
Class B	(3,407,812)	(2,947,799)
Total distributions	(40,281,967)	(36,142,141)
Fund share transactions:
Class A
Proceeds from shares sold	97,628,393	84,958,254
Reinvestment of distributions	36,874,155	33,194,342
Payments for shares redeemed	(129,334,937)	(115,504,018)
Net increase (decrease) in net assets from Class A share transactions	5,167,611	2,648,578
Class B
Proceeds from shares sold	4,372,633	5,070,105
Reinvestment of distributions	3,407,812	2,947,799
Payments for shares redeemed	(6,383,154)	(6,737,215)
Net increase (decrease) in net assets from Class B share transactions	1,397,291	1,280,689
Increase (decrease) in net assets	38,363,807	49,967,454
Net assets at beginning of period	386,057,053	336,089,599

Net assets at end of period	$424,420,860	$386,057,053

Other Information
Class A
Shares outstanding at beginning of period	20,802,116	20,590,649
Shares sold	7,293,317	5,220,842
Shares issued to shareholders in reinvestment of distributions	3,475,415	2,089,008
Shares redeemed	(9,324,396)	(7,098,383)
Net increase (decrease) in Class A shares	1,444,336	211,467

Shares outstanding at end of period	22,246,452	20,802,116
Class B
Shares outstanding at beginning of period	1,943,200	1,861,335
Shares sold	340,656	317,699
Shares issued to shareholders in reinvestment of distributions	320,584	185,163
Shares redeemed	(450,158)	(420,997)
Net increase (decrease) in Class B shares	211,082	81,865

Shares outstanding at end of period	2,154,282	1,943,200

The accompanying notes are an integral part of the financial statements.

28	|	DWS Small Cap Index VIP

Financial Highlights

DWS Small Cap Index VIP — Class A

	Years Ended December 31,
Class A	2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$16.97	$14.97	$18.29	$16.78	$15.18
Income (loss) from investment operations:

Net investment income (loss)[a]	.14	.17	.19	.17	.18
Net realized and unrealized gain (loss)	2.03	3.49	(2.06)	2.16	2.76
Total from investment operations	2.17	3.66	(1.87)	2.33	2.94
Less distributions from:

Net investment income	(.17)	(.18)	(.18)	(.17)	(.17)
Net realized gains	(1.58)	(1.48)	(1.27)	(.65)	(1.17)
Total distributions	(1.75)	(1.66)	(1.45)	(.82)	(1.34)
Net asset value, end of period	$17.39	$16.97	$14.97	$18.29	$16.78
Total Return (%)[b]	19.43	25.22	(11.23)	14.33	21.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	387	353	308	360	343
Ratio of expenses before expense reductions (%)[c]	.50	.53	.51	.51	.53
Ratio of expenses after expense reductions (%)[c]	.39	.39	.41	.44	.45
Ratio of net investment income (loss) (%)	.99	1.04	1.03	1.00	1.25
Portfolio turnover rate (%)	23	22	17	15	18

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

DWS Small Cap Index VIP — Class B

	Years Ended December 31,
Class B	2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$16.97	$14.97	$18.28	$16.77	$15.17
Income (loss) from investment operations:

Net investment income (loss)[a]	.10	.12	.14	.13	.15
Net realized and unrealized gain (loss)	2.04	3.49	(2.05)	2.15	2.75
Total from investment operations	2.14	3.61	(1.91)	2.28	2.90
Less distributions from:

Net investment income	(.14)	(.13)	(.13)	(.12)	(.13)
Net realized gains	(1.58)	(1.48)	(1.27)	(.65)	(1.17)
Total distributions	(1.72)	(1.61)	(1.40)	(.77)	(1.30)
Net asset value, end of period	$17.39	$16.97	$14.97	$18.28	$16.77
Total Return (%)[b]	19.09	24.87	(11.42)	14.03	20.71

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	33	28	35	30
Ratio of expenses before expense reductions (%)[c]	.79	.81	.80	.78	.78
Ratio of expenses after expense reductions (%)[c]	.66	.65	.67	.70	.71
Ratio of net investment income (loss) (%)	.71	.76	.77	.76	.99
Portfolio turnover rate (%)	23	22	17	15	18

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	29

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

30	|	DWS Small Cap Index VIP

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of December 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2020, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of December 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$21,733,455	$—	$—	$13,996,744	$35,730,199
Rights	44	—	—	—	44
Total Borrowings	$21,733,499	$—	$—	$13,996,744	$35,730,243
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$35,730,243

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in

DWS Small Cap Index VIP	|	31

the United States of America. These differences primarily relate to income received from passive foreign investment companies, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2020, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$6,496,000
Undistributed long-term capital gains	$24,006,363
Net unrealized appreciation (depreciation) on investments	$114,717,023

At December 31, 2020, the aggregate cost of investments for federal income tax purposes was $332,001,727. The net unrealized appreciation for all investments based on tax cost was $114,717,023. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $155,536,297 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $40,819,274.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2020	2019
Distributions from ordinary income*	$5,574,246	$6,299,165
Distributions from long-term capital gains	$34,707,721	$29,842,976

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2020, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures

32	|	DWS Small Cap Index VIP

contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2020, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,752,000 to $7,835,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$65,605

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$748,642

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$63,946

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $77,745,537 and $101,441,227, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Under to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2020 through September 30, 2021 (and through April 30, 2020 for Class B shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain

DWS Small Cap Index VIP	|	33

operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.39%
Class B	.65%

Effective May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class B shares at 0.67%.

For the year ended December 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$353,693
Class B	38,922
$392,615

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2020, the Administration Fee was $335,099, of which $34,420 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2020, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2020
Class B	$75,399	$7,820

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2020
Class A	$1,188	$223
Class B	249	46
	$1,437	$269

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $18,676, of which $5,363 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its

34	|	DWS Small Cap Index VIP

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2020.

F. Ownership of the Fund

At December 31, 2020, four participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 42%, 16%, 10% and 10%, respectively. At December 31, 2020, three participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 41%, 21% and 17%, respectively.

G. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Small Cap Index VIP	|	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the years ended December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 12, 2021

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2020 to December 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2020

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/20	$1,000.00	$1,000.00
Ending Account Value 12/31/20	$1,376.90	$1,375.80
Expenses Paid per $1,000*	$2.33	$4.00

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/20	$1,000.00	$1,000.00
Ending Account Value 12/31/20	$1,023.18	$1,021.77
Expenses Paid per $1,000*	$1.98	$3.40

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.67%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Small Cap Index VIP	|	37

Tax Information	(Unaudited)

The Fund paid distributions of $1.51 per share from net long-term capital gains during its year ended December 31, 2020.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $26,520,000 as capital gain dividends for its year ended December 31, 2020.

For corporate shareholders, 57% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2020 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

38	|	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate,

DWS Small Cap Index VIP	|	39

DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for

40	|	DWS Small Cap Index VIP

distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Small Cap Index VIP	|	41

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	73	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	73	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	73	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	73	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	73	—

42	|	DWS Small Cap Index VIP

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	73	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	73	—

Officers[4]
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director[3], DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director[3], DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)

DWS Small Cap Index VIP	|	43

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Michelle Goveia-Pine[6] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Director,[3] DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: 100 Summer Street, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

44	|	DWS Small Cap Index VIP

Notes

Notes

Notes

vit-scif-2 (R-025818-10 2/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMall Cap INdex VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2020	$38,433	$0	$8,316	$0
2019	$38,433	$0	$9,039	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2020	$0	$650,763	$0
2019	$0	$740,482	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2020	$8,316	$650,763	$0	$659,079
2019	$9,039	$740,482	$0	$749,521

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 and 2020 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/12/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/12/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/12/2021